UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2010

1.810720.106

SMM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.3%
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	$ 13,100	$ 13,100
Marion Edl. Bldg. Auth. Tuition Rev. (Judson College Proj.) 0.45%, LOC Wells Fargo Bank NA, VRDN (b)	5,725	5,725
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.29%, LOC Bayerische Landesbank Girozentrale, VRDN (b)	1,490	1,490
		20,315
Alaska - 1.8%
Alaska Hsg. Fin. Corp. Participating VRDN Series Solar 06 22, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,605	4,605
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.29%, VRDN (b)	21,000	21,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (b)	4,100	4,100
		29,705
Arizona - 1.8%
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,695	10,695
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (b)	1,200	1,200
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Del Mar Terrance Apts. Proj.) Series 1999 A, 0.29%, LOC Freddie Mac, VRDN (b)	10,500	10,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3467, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,115	2,115
Series ROC II R 11712, 0.3% (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.38%, LOC Bank of America NA, VRDN (b)	3,500	3,500
		29,010
California - 2.0%
California Gen. Oblig.:
Series 2004 A7, 0.31%, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	1,000	1,000
0.32% 12/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 2,700	$ 2,700
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (b)	3,600	3,600
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	2,000	2,010
2% 4/21/11	2,100	2,111
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	4,600	4,635
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series ROC II R 11304, 0.3% (Liquidity Facility Citibank NA) (b)(e)	6,980	6,980
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	4,000	4,064
Orange County Spl. Fing. Auth. Teeter Plan Rev. 0.3% 12/7/10, LOC Dexia Cr. Local de France, CP	1,000	1,000
		31,900
Colorado - 2.1%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 0.8%, LOC JPMorgan Chase Bank, VRDN (b)	935	935
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,685	1,685
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B:
0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	2,500	2,500
0.34% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	600	600
Participating VRDN Series Putters 2999, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,245	6,245
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0040, 0.3% (Liquidity Facility Citibank NA) (b)(e)	3,700	3,700
Colorado Springs Utils. Rev. Series 2000 A, 0.35%, VRDN (b)	7,225	7,225
Mesa County Econ. Dev. Rev. (Leitner-Poma of America, Inc. Proj.) Series 2009, 0.4%, LOC Wells Fargo Bank NA, VRDN (b)	8,000	8,000
Univ. of Colorado Hosp. Auth. Rev. Series 2008 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	2,400	2,400
		33,290
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Connecticut - 1.3%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 0.9% tender 12/6/10, CP mode	$ 4,900	$ 4,900
Connecticut Gen. Oblig.:
BAN:
Series 2009 B, 4% 6/1/11	2,400	2,442
Series 2010 A, 2% 5/19/11	6,100	6,144
Series 2004 A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	4,000	4,000
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 7 05 3031, 0.3% (Liquidity Facility Citibank NA) (b)(e)	4,300	4,300
		21,786
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.59%, VRDN (b)	5,400	5,400
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	5,000	5,000
		10,400
District Of Columbia - 1.4%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3369, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
District of Columbia Rev.:
(The AARP Foundation Proj.) Series 2004, 0.37%, LOC Bank of America NA, VRDN (b)	1,600	1,600
(The Phillips Collection Issue Proj.) Series 2003, 0.46%, LOC Bank of America NA, VRDN (b)	3,835	3,835
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	4,900	4,900
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2003, 0.37%, LOC Bank of America NA, VRDN (b)	11,400	11,400
		22,735
Florida - 13.3%
Alachua County Health Facilities Auth. Health Facilities Rev. Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2008 B, 0.33% tender 12/2/10, LOC Bank of America NA, CP mode	6,200	6,200
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.27%, LOC Freddie Mac, VRDN (b)	2,165	2,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County School District TAN Series 2010, 1% 1/13/11	$ 5,000	$ 5,004
Cape Coral Gen. Oblig. 0.34% 12/8/10, LOC Bank of America NA, CP	6,687	6,687
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2006 E, 2% 6/1/11 (a)	1,655	1,668
Series 2007 E, 4% 6/1/11	1,490	1,516
Florida Dept. of Envir. Protection Rev. Bonds:
Series 2010 A, 2% 7/1/11	1,570	1,584
Series 2010 C, 4% 7/1/11	3,400	3,468
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,440	3,440
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.28%, LOC Fannie Mae, VRDN (b)	1,100	1,100
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2010 A, 4% 7/15/11	3,120	3,190
Jacksonville Econ. Dev. Commission Rev. (YMCA of Florida's First Coast Proj.) 0.46%, LOC Bank of America NA, VRDN (b)	9,020	9,020
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds:
Series C, 0.32% tender 12/6/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	1,600	1,600
Series F, 0.3% tender 12/8/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	15,000	15,000
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Augustine Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (b)	2,650	2,650
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.31% tender 12/17/10, CP mode	1,800	1,800
Series 1994, 0.31% tender 12/17/10, CP mode	5,545	5,545
Manatee County School District TAN Series 2010, 1.25% 5/1/11	2,500	2,509
Miami-Dade County School District TAN Series 2010, 1.5% 1/18/11	54,700	54,785
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.41%, LOC Bank of America NA, VRDN (b)	4,400	4,400
Orlando Utils. Commission Util. Sys. Rev. Series 2008, 0.45% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	1,900	1,900
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.41%, LOC Bank of America NA, VRDN (b)	16,100	16,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Rev.: - continued
(Hanley Ctr. Proj.) Series 2006, 0.41%, LOC Bank of America NA, VRDN (b)	$ 7,210	$ 7,210
(King's Academy, Inc. Proj.) Series 2006, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	1,600	1,600
(Morse Oblig. Group Proj.) Series 2003, 0.28%, LOC TD Banknorth, NA, VRDN (b)	6,260	6,260
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.41%, LOC Bank of America NA, VRDN (b)	2,100	2,100
Palm Beach County School District TAN Series 2010, 1.5% 1/14/11	6,400	6,409
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,900	4,900
Series 2008 C, 0.37%, LOC Bank of America NA, VRDN (b)	5,100	5,100
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
(Suncoast Hospice Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	1,605	1,605
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	4,700	4,731
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.) Series 2005 A1, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,930	4,930
Sunshine State Govt. Fing. Commission Rev. Series L, 0.33% 12/1/10, LOC Dexia Cr. Local de France, CP	4,400	4,400
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.27%, LOC Fannie Mae, VRDN (b)	1,050	1,050
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 2007-36, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	6,005	6,005
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,650	4,650
		213,281
Georgia - 1.8%
Atlanta Tax Allocation (Westside Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	6,200	6,200
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.41%, LOC Freddie Mac, VRDN (b)	5,225	5,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Fulton County Dev. Auth.:
(Mount Vernon Presbyterian School Proj.) Series 2005, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	$ 2,500	$ 2,500
(Pace Academy, Inc. Proj.) Series 2008, 0.41%, LOC Bank of America NA, VRDN (b)	4,100	4,100
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	4,300	4,300
Muni. Elec. Auth. of Georgia Series 1985 B, 0.41%, LOC Landesbank Hessen-Thuringen, VRDN (b)	3,800	3,800
Smyrna Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Hills of Post Village Proj.) Series 1995, 0.27%, LOC Fannie Mae, VRDN (b)	2,100	2,100
		28,225
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 3391, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Idaho - 0.3%
Idaho Gen. Oblig. TAN 2% 6/30/11	2,900	2,927
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
		4,927
Illinois - 6.1%
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	3,200	3,200
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	2,200	2,200
Chicago Wtr. Rev.:
Series 2004 A2, 0.35%, LOC California Pub. Employees' Retirement Sys., VRDN (b)	2,470	2,470
Series 2004 A3, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (b)	3,175	3,175
DuPage County Rev. (Morton Arboretum Proj.) 0.41%, LOC Bank of America NA, VRDN (b)	10,500	10,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	18,900	18,900
(Children's Memorial Hosp. Proj.) Series 2008 C, 0.31%, LOC JPMorgan Chase Bank, VRDN (b)	19,200	19,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Clare Oaks Proj.) Series C, 0.3%, LOC Banco Santander SA, VRDN (b)	$ 11,300	$ 11,300
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.28%, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
(Saint Xavier Univ. Proj.) Series 2008, 0.41%, LOC Bank of America NA, VRDN (b)	3,700	3,700
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.38%, LOC Freddie Mac, VRDN (b)	3,250	3,250
Lisle Village Multi-family Hsg. Rev. (Four Lakes Phase V-Lisle) Series 1996, 0.38%, LOC Bank of America NA, VRDN (b)	7,180	7,180
Metropolitan Pier & Exposition Participating VRDN Series Putters 3823, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,665	4,665
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	2,500	2,500
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.46%, LOC Bank of America NA, VRDN (b)	2,500	2,500
		98,740
Indiana - 2.6%
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	5,800	5,800
Indiana Edl. Facilities Auth. Rev. (Earlham College Proj.) Series E, 0.29%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,700	3,700
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 E, 0.36%, LOC Bank of America NA, VRDN (b)	1,550	1,550
Series 2008 F, 0.32%, LOC Bank of New York, New York, VRDN (b)	1,140	1,140
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2008 B, 0.29%, LOC Harris NA, VRDN (b)	16,600	16,600
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.35%, LOC Royal Bank of Scotland PLC, VRDN (b)	8,400	8,400
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.) 0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	4,900	4,900
		42,090
Iowa - 0.5%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.36%, VRDN (b)	8,200	8,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.5%
Kansas Dev. Fin. Auth. Rev. Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 1.5% 1/1/11	$ 4,575	$ 4,579
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	2,900	2,900
		7,479
Louisiana - 0.1%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Putters 2378, 0.35% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,030	1,030
Maine - 1.1%
Maine Fin. Auth. Rev. Series 2007 A, 0.42%, LOC Banco Santander SA, VRDN (b)	3,100	3,100
Maine Health & Higher Ed. Facilities Auth. Rev.:
Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (b)	5,555	5,555
Series 2008 B, 0.35%, LOC KBC Bank NV, VRDN (b)	1,700	1,700
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,005	7,005
		17,360
Maryland - 2.1%
Baltimore County Econ. Dev. Rev.:
(Blue Circle, Inc. Proj.) Series 1992, 0.3%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
(The Bais Yaakov School for Girls Proj.) Series 2003, 0.56%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Baltimore County Metropolitan District Series 1995, 0.33% 1/18/11 (Liquidity Facility BNP Paribas SA), CP	2,000	2,000
Carroll County Rev. (Fairhaven and Copper Ridge Proj.) Series 2004 A, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	8,435	8,435
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.3%, LOC Fannie Mae, VRDN (b)	1,200	1,200
Maryland Econ. Dev. Auth. Rev. (Associated Projs.) Series A, 0.46%, LOC Bank of America NA, VRDN (b)	1,390	1,390
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.36%, LOC Bank of America NA, VRDN (b)	2,300	2,300
Series 2007 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Univ. of Maryland Med. Sys. Proj.) Series 2008 A, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (b)	$ 6,500	$ 6,500
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.46%, LOC Bank of America NA, VRDN (b)	2,330	2,330
		34,355
Massachusetts - 2.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN Series DC 8030, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	1,000	1,000
Series 2008 A1, 0.41% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	13,500	13,500
Massachusetts Gen. Oblig.:
Participating VRDN:
Series DCL 08 42, 0.36% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	3,000	3,000
Series SG 126, 0.3% (Liquidity Facility Societe Generale) (b)(e)	2,000	2,000
RAN Series 2010 A, 2% 4/28/11	3,300	3,323
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) 1993 A, 0.8% tender 12/1/10, CP mode	1,000	1,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Participating VRDN Series BA 08 1082, 0.32% (Liquidity Facility Bank of America NA) (b)(e)	6,680	6,680
Participating VRDN:
Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (b)(e)	1,000	1,000
Series Putters 2479Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,100	3,100
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (b)	1,700	1,700
		36,303
Michigan - 1.6%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.4%, LOC RBS Citizens NA, VRDN (b)	9,700	9,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Series 6, 0.3% 1/6/11, LOC U.S. Bank NA, Minnesota, LOC State Street Bank & Trust Co., Boston, CP	$ 6,505	$ 6,505
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	4,200	4,255
Michigan Strategic Fund Ltd. Oblig. Rev. (Grand Rapids Art Museum Proj.) Series 2006 A, 0.56%, LOC Bank of America NA, VRDN (b)	1,400	1,400
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) Series 2009, 0.31%, LOC Fed. Home Ln. Bank of Boston, VRDN (b)	4,300	4,300
		26,160
Minnesota - 0.7%
Oak Park Heights Multi-Fam Rev. 0.3%, LOC Freddie Mac, VRDN (b)	3,180	3,180
Univ. of Minnesota Series 2001 C, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,550	8,550
		11,730
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.37%, LOC Bank of America NA, VRDN (b)	8,500	8,500
Mississippi Bus. Fin. Corp. Rev. (Jackson Med. Mall Foundation Prog.) Series 2008 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	4,300	4,300
		12,800
Missouri - 1.1%
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.29%, LOC Bank of America NA, VRDN (b)	4,000	4,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series EGL 07 0001, 0.3% (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Cox Health Sys. Proj.) Series 2008 C, 0.36%, LOC Bank of America NA, VRDN (b)	5,000	5,000
		17,000
Nebraska - 0.8%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Omaha Pub. Pwr. District Elec. Rev.:
Participating VRDN Series Putters 3700 Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 5,000	$ 5,000
Series A, 0.32% 12/23/10, CP	2,000	2,000
		12,600
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2008 D1, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	11,420	11,420
Series 2008 D2, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	2,800	2,800
Clark County Fuel Tax:
Participating VRDN Series ROC II R 11507, 0.3% (Liquidity Facility Citibank NA) (b)(e)	2,800	2,800
Series 2008 A, 0.34% 2/10/11, LOC BNP Paribas SA, CP	4,000	4,000
Clark County School District Bonds Series 2002 C, 5% 6/15/11	2,500	2,562
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2009 B, 0.32%, LOC Wells Fargo Bank NA, VRDN (b)	12,050	12,050
		35,632
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 B, 0.9% tender 12/3/10, CP mode	1,800	1,800
New Jersey/Pennsylvania - 1.1%
Montgomery Township Gen. Oblig. BAN 1.5% 9/22/11	16,969	17,100
New Mexico - 0.6%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (b)	10,400	10,400
New York - 1.9%
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 06 47 Class A, 0.3% (Liquidity Facility Citibank NA) (b)(e)	4,500	4,500
Series EGL 07 0003, 0.3% (Liquidity Facility Citibank NA) (b)(e)	15,000	15,000
New York Hsg. Fin. Agcy. Rev. (505 West 37th Street Proj.) Series 2009 B, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (b)	1,600	1,600
New York Hsg. Fin. Svc. Contract Rev. Series 2003 I, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (b)	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.3% 12/1/10, LOC ABN-AMRO Bank NV, CP	$ 2,800	$ 2,800
Series C, 0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	1,600	1,600
		31,200
Non State Specific - 0.7%
Mansfield Independent School District Participating VRDN Series PT 4627, 0.3% (Liquidity Facility Deutsche Postbank AG) (b)(e)	10,825	10,825
North Carolina - 2.7%
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2002 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	1,700	1,700
Series 2006 B, 0.3% (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	8,600	8,600
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.35% (Liquidity Facility Bank of America NA), VRDN (b)	2,445	2,445
Guilford County Gen. Oblig. Series 2007 B, 0.3% (Liquidity Facility Branch Banking & Trust Co.), VRDN (b)	2,200	2,200
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev. (Campbell Univ. Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	1,500	1,500
North Carolina Cap. Facilities Fin. Agcy. Rev. (Elon Univ. Proj.) Series 2006, 0.41%, LOC Bank of America NA, VRDN (b)	3,920	3,920
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.28%, LOC Branch Banking & Trust Co., VRDN (b)	3,200	3,200
(Deerfield Episcopal Retirement Cmnty. Proj.) Series 2008 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	1,500	1,500
(Friends Homes, Inc. Proj.) Series 2003, 0.41%, LOC Bank of America NA, VRDN (b)	6,170	6,170
(WakeMed Proj.) Series 2009 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	1,200	1,200
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.3% (Liquidity Facility Citibank NA) (b)(e)	9,900	9,900
Wake County Gen. Oblig. Series 2003 C, 0.33% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (b)	1,685	1,685
		44,020
Ohio - 2.5%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,360	4,360
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Franklin County Health Care Facilities Rev. (Friendship Village of Dublin, Ohio, Inc. Proj.) Series 2004 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 1,760	$ 1,760
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (b)	3,100	3,100
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 0.59%, VRDN (b)	600	600
(FirstEnergy Corp. Proj.) Series 2006 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	3,000	3,000
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.) Series 2008 B6, 0.36% tender 6/15/11, CP mode	9,200	9,200
(Cleveland Clinic Proj.) Series 2008 B6, 0.32% tender 4/7/11, CP mode	3,000	3,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series BC 09 35W, 0.28% (Liquidity Facility Barclays Bank PLC) (b)(e)	7,840	7,840
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series DCL 08 046, 0.38% (Liquidity Facility Dexia Cr. Local de France) (b)(e)	2,490	2,490
Stow Gen. Oblig. BAN 2% 5/6/11	5,025	5,055
		40,405
Oklahoma - 0.1%
Oklahoma City Ind. & Cultural Facilities (Oklahoma City Univ. Proj.) Series 2005 B, 0.37%, LOC Bank of America NA, VRDN (b)	1,000	1,000
Oregon - 1.4%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D, 0.31% tender 12/3/10, CP mode	4,000	4,000
Series F:
0.32% tender 2/4/11, CP mode	10,000	10,000
0.35% tender 12/7/10, CP mode	5,000	5,000
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.29%, LOC Bank of Scotland PLC, VRDN (b)	1,765	1,765
Yamhill County Rev. (George Fox Univ. Proj.) Series A, 0.41%, LOC Bank of America NA, VRDN (b)	1,500	1,500
		22,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - 7.8%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 1,000	$ 1,000
Allegheny County Indl. Dev. Auth. Health & Hsg. Facilities Rev. (Longwood at Oakmont, Inc. Proj.) Series 2008 B, 0.32%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,500	3,500
Allegheny County Indl. Dev. Auth. Rev. (The Watson Institute Friendship Academy Proj.) Series 2010, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,750	3,750
Berks County Muni. Auth. Rev. (Phoebe-Devitt Homes Obligated Group Proj.) Series 2008 A, 0.3%, LOC Banco Santander SA, VRDN (b)	2,600	2,600
Butler Co. Gen. Auth. Rev. (New Castle Area School District Proj.) Series 2009 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,040	3,040
Chester County Indl. Dev. Auth. Student Hsg. Rev. Series 2008 A, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	9,900	9,900
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,000	2,000
Delaware County Auth. Rev.:
(Riddle Village Proj.) Series 2006, 0.3%, LOC Banco Santander SA, VRDN (b)	3,200	3,200
(White Horse Village Proj.) Series 2006 B, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,700	1,700
Delaware County Indl. Dev. Auth. Rev. (Academy of Notre Dame de Namur Proj.) Series 2007, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (b)	200	200
Lancaster Indl. Dev. Auth. Rev. (United Zion Retirement Cmnty. Proj.) 0.47%, LOC Citizens Bank of Pennsylvania, VRDN (b)	4,530	4,530
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,640	3,640
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Forge Gate Apts. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (b)	4,990	4,990
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 2004 E1, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,310	3,310
Pennsylvania Gen. Oblig. TAN First Series 2010-2011, 2.5% 6/30/11	34,800	35,238
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,270	3,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.: - continued
(Indiana Univ. of Pennsylvania Student Hsg. Proj.) Series 2008, 0.28%, LOC Fed. Home Ln. Bank Pittsburgh, VRDN (b)	$ 6,300	$ 6,300
(Mercyhurst College Proj.) Series 12, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,165	3,165
Pennsylvania State Univ. Bonds Series 2009 B, 0.4%, tender 6/1/11 (b)	5,200	5,200
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B3, 0.32%, LOC Bank of America NA, VRDN (b)	9,000	9,000
Philadelphia School District:
Series 2008 A1, 0.32%, LOC Bank of America NA, VRDN (b)	3,600	3,600
Series 2008 B3, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	4,600	4,600
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) Series 2002, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,815	3,815
Somerset County Gen. Oblig. Series 2009 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,450	3,450
		124,998
Rhode Island - 1.2%
East Greenwich Gen. Oblig. BAN 1.5% 2/16/11	5,800	5,813
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Rhode Island School of Design Proj.) Series 2008 A, 0.35%, LOC Bank of America NA, VRDN (b)	3,900	3,900
(Roger Williams Univ. Proj.) Series 2008 B, 0.41%, LOC Bank of America NA, VRDN (b)	9,300	9,300
Participating VRDN Series Putters 3517, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	995	995
		20,008
South Carolina - 4.0%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 42W, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(e)	2,000	2,000
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	8,900	8,900
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds Series 2010 C, 2% 3/1/11	4,200	4,218
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Claflin Univ. Proj.) 0.41%, LOC Bank of America NA, VRDN (b)	7,431	7,431
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2008 A, 0.37%, LOC Bank of America NA, VRDN (b)	$ 4,805	$ 4,805
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Carolina Piedmont Foundation Proj.) 0.41%, LOC Bank of America NA, VRDN (b)	3,500	3,500
(Institute for Bus. and Home Safety Proj.) Series 2009, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	4,500	4,500
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series ROC II R 11426, 0.31% (Liquidity Facility Citibank NA) (b)(e)	3,900	3,900
Series 2010 A, 0.31% 3/11/11, CP	6,790	6,790
Spartanburg County School District #1 Participating VRDN Series Solar 06 152, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,510	10,510
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 1/5/11, CP mode	7,400	7,400
		63,954
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	5,600	5,600
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.37%, LOC Bank of America NA, VRDN (b)	6,300	6,300
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (b)	4,300	4,300
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.37%, LOC Bank of America NA, VRDN (b)	6,715	6,715
Shelby County Gen. Oblig. Series 2004 B, 0.3% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	1,400	1,400
		24,315
Texas - 9.4%
Austin Independent School District Participating VRDN Series Putters 3554, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,045	7,045
Austin Util. Sys. Rev. Series A:
0.3% 12/16/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
0.31% 12/15/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	2,712	2,712
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev. Series A: - continued
0.32% 12/17/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 2,300	$ 2,300
Comal Independent School District Participating VRDN Series Solar 06 36, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	13,135	13,135
Fort Bend Independent School District Participating VRDN Series PZ 124, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,140	10,140
Galena Park Independent School District Participating VRDN Series SG 154, 0.3% (Liquidity Facility Societe Generale) (b)(e)	9,900	9,900
Grand Prairie Independent School District Participating VRDN Series ROC II R 11161, 0.31% (Liquidity Facility Citibank NA) (b)(e)	7,945	7,945
Harris County Flood Cont. District Participating VRDN Series Putters 3562, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,580	4,580
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.4%, LOC Compass Bank, VRDN (b)	2,700	2,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (Rice Univ. Proj.) Series 2006 A, 0.34% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,150	7,150
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,000	4,000
Series 2004 B1, 0.35%, LOC Bank of America NA, VRDN (b)	1,400	1,400
Judson Independent School District Participating VRDN Series MS 06 1859, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,940	3,940
Lovejoy Independent School District Participating VRDN Series DB 514, 0.3% (Liquidity Facility Deutsche Bank AG) (b)(e)	6,095	6,095
North East Texas Independent School District:
Participating VRDN Series PT 3951, 0.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(e)	1,015	1,015
Participating VRDN Series Putters 2355, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,460	4,460
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,920	2,920
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Putters 3344, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,215	3,215
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Sys. Rev.: - continued
Series 2003, 0.3% (Liquidity Facility Bank of America NA), VRDN (b)	$ 8,500	$ 8,500
San Antonio Wtr. Sys. Rev. Series 2001 A, 0.3% 12/9/10, CP	1,418	1,418
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,245	2,245
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.31% (Liquidity Facility Barclays Bank PLC) (b)(e)	1,500	1,500
Texas Pub. Fin. Auth. Series 2002 A, 0.29% 3/17/11, CP	10,500	10,500
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11 (a)	3,800	3,835
Series 2003, 0.3% 12/9/10, CP	1,500	1,500
Texas Trans. Commission State Hwy. Fund Rev. Series 2006 B, 0.31% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (b)	5,000	5,000
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 0.3% (Liquidity Facility Societe Generale) (b)(e)	10,470	10,470
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series ROC II R 11266, 0.3% (Liquidity Facility Citibank NA) (b)(e)	3,670	3,670
Upper Trinity Reg'l. Wtr. District Series A, 0.32% 12/6/10, LOC Bank of America NA, CP	3,000	3,000
		151,790
Utah - 1.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1991, 0.3%, LOC BNP Paribas SA, VRDN (b)	2,400	2,400
Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	3,080	3,080
Series 1997 B2, 0.3% 12/1/10 (Liquidity Facility Bank of Nova Scotia), CP	2,150	2,150
Series 1997 B3, 0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	1,770	1,770
Series 1998 B4, 0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	450	450
Salt Lake County Utah TRAN Series 2010, 1.25% 12/30/10	3,200	3,202
Utah Wtr. Fin. Agcy. Rev. Series B3, 0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (b)	3,000	3,000
		17,052
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.1%
Vermont Gen. Oblig. Bonds Series 2010 E, 1.5% 8/15/11	$ 2,055	$ 2,071
Virginia - 3.2%
Albemarle County Indl. Dev. Auth. 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	3,610	3,610
Norfolk BAN Series 2010 C, 1.5% 4/1/11	1,700	1,707
Norfolk Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.29%, LOC Citibank NA, VRDN (b)	11,200	11,200
Richmond Pub. Util. Rev. Participating VRDN:
Series ROC II R 10410, 0.3% (Liquidity Facility Citibank NA) (b)(e)	3,930	3,930
Series ROC II R 11262, 0.3% (Liquidity Facility Citibank NA) (b)(e)	4,880	4,880
Univ. of Virginia Gen. Rev. Participating VRDN Series EGL 06 17 Class A, 0.3% (Liquidity Facility Citibank NA) (b)(e)	17,200	17,200
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series PZ 161, 0.33% (Liquidity Facility Wells Fargo & Co.) (b)(e)	3,860	3,860
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	4,720	4,720
		51,107
Washington - 2.3%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	17,185	17,185
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,000	1,000
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.36%, LOC Bank of America NA, VRDN (b)	1,100	1,100
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	1,500	1,500
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.29% (Liquidity Facility Wells Fargo & Co.) (b)(e)	2,510	2,510
Vancouver Hsg. Auth. Rev. Series 2008, 0.3%, LOC Freddie Mac, VRDN (b)	4,355	4,355
Washington Gen. Oblig. Participating VRDN Series Putters 3804, 0.3% (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,250	3,250
Washington Health Care Facilities Auth. Rev. (Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (b)	3,150	3,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Nonprofit Rev.:
(United Way King County Proj.) 0.51%, LOC Bank of America NA, VRDN (b)	$ 1,420	$ 1,420
(YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (b)	1,700	1,700
		37,170
West Virginia - 0.8%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.):
Series 2008 D, 0.37%, LOC Bank of America NA, VRDN (b)	10,355	10,355
Series 2009 B, 0.3%, LOC Branch Banking & Trust Co., VRDN (b)	2,800	2,800
		13,155
Wisconsin - 2.8%
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,400	7,400
Wisconsin Gen. Oblig.:
Series 2005 A:
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,700	4,700
0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,500	2,500
Series 2006 A, 0.32% 12/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,939	4,939
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds (Alexian Brothers Health Sys. Proj.) 0.36% tender 2/3/11, LOC JPMorgan Chase Bank, CP mode	2,900	2,900
Wisconsin Trans. Rev.:
Series 1997 A:
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,884	10,884
0.32% 12/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,051	1,051
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.: - continued
Series 2006 A:
0.3% 12/10/10 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 3,000	$ 3,000
0.31% 4/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		44,874
	Shares
Other - 4.6%
Fidelity Tax-Free Cash Central Fund, 0.30% (c)(d)	73,637	73,637
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,615,199)		1,615,199
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(6,016)
NET ASSETS - 100%		$ 1,609,183
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 50
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $1,615,199,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2010

1.810673.106

SPZ-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 102.1%
	Principal Amount	Value
Arizona - 92.8%
Arizona Health Facilities Auth. Rev.:
Bonds (Banner Health Proj.) Series 2008 D, 5% 1/1/11	$ 5,000,000	$ 5,018,823
(Banner Health Sys. Proj.):
Series 2008 C, 0.31%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	2,140,000	2,140,000
Series 2008 E, 0.32%, LOC Bank of America NA, VRDN (a)	1,700,000	1,700,000
(Catholic Healthcare West Proj.) Series 2009 F, 0.28%, LOC Citibank NA, VRDN (a)	19,250,000	19,250,000
(Southwest Behavioral Health Svcs., Inc. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	2,960,000	2,960,000
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) Series 2005, 0.35%, LOC Fannie Mae, VRDN (a)(d)	3,645,000	3,645,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Proj.):
Series 2007, 5% 7/1/11	3,000,000	3,080,168
Series 2010, 1.5% 7/1/11	3,400,000	3,422,788
Arizona Trans. Board Hwy. Rev.:
Bonds Series 2004 A, 5% 7/1/11	4,000,000	4,106,741
Participating VRDN Series PT 4605, 0.3% (Liquidity Facility Deutsche Postbank AG) (a)(e)	4,000,000	4,000,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 0.56%, LOC Bank of America NA, VRDN (a)(d)	1,930,000	1,930,000
Chandler Gen. Oblig. Participating VRDN Series GS 07 49TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	4,635,000	4,635,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.35%, LOC Fannie Mae, VRDN (a)(d)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 0.33%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Angelin Apts. Proj.) Series 2004, 0.31%, LOC Fannie Mae, VRDN (a)(d)	3,100,000	3,100,000
(San Lucas Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (a)(d)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 0.31%, LOC Fannie Mae, VRDN (a)(d)	7,000,000	7,000,000
(San Miguel Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (a)(d)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.31%, LOC Fannie Mae, VRDN (a)(d)	10,800,000	10,800,000
(Village at Sun Valley Apts. Proj.) Series 2008, 0.34%, LOC Freddie Mac, VRDN (a)(d)	3,500,000	3,500,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Village Square Apts. Proj.) Series 2004, 0.35%, LOC Fannie Mae, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Unified School District #48 Scottsdale Bonds Series 2010, 2.5% 7/1/11	3,600,000	3,641,635
Mohave County Beneficial Interest Ctfs. Bonds (Mohave Jail Facility Proj.) Series 2008, 3.125% 4/1/11	3,110,000	3,136,505
Peoria Gen. Oblig. Bonds (Projects of 2000, 2005, & 2008) Series 2010, 3% 7/1/11	4,040,000	4,096,546
Phoenix Civic Impt. Corp. Series 2009, 0.33% 12/3/10, LOC Bank of America NA, CP	3,800,000	3,800,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Bonds Series 2004, 5% 7/1/11	2,805,000	2,880,118
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Bonds Series 2005, 5% 7/1/11	3,400,000	3,491,433
Participating VRDN:
Series Putters 3458, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,000,000	6,000,000
Series ROC II R 12311, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,500,000	3,500,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,735,000	7,735,000
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) Series 2006, 0.4%, LOC Wells Fargo Bank NA, VRDN (a)	200,000	200,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Del Mar Terrance Apts. Proj.) Series 1999 A, 0.29%, LOC Freddie Mac, VRDN (a)	200,000	200,000
(Paradise Lakes Apt. Proj.):
Series 2007 A, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)	4,400,000	4,400,000
Series 2007 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (a)(d)	18,800,000	18,800,000
(Westward Ho Apts. Proj.) Series 2003 A, 0.34%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 0.52%, LOC Wells Fargo Bank NA, VRDN (a)(d)	805,000	805,000
(Phoenix Expansion Proj.) Series 2002, 0.7%, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,035,000	2,035,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Swift Aviation Svcs., Inc. Proj.) Series 2002, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)(d)	$ 6,125,000	$ 6,125,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(River Point Proj.) Series 2001, 0.33%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Series A, 0.33%, LOC Fannie Mae, VRDN (a)(d)	3,500,000	3,500,000
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)	2,000,000	2,000,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 0.3% (Liquidity Facility Citibank NA) (a)(e)	2,400,000	2,400,000
Series MS 3230, 0.31% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,500,000	3,500,000
Series Putters 3708Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,105,000	9,105,000
Series ROC II R 11712, 0.3% (Liquidity Facility Citibank NA) (a)(e)	3,635,000	3,635,000
Series WF 09 40C, 0.3% (Liquidity Facility Wells Fargo & Co.) (a)(e)	3,300,000	3,300,000
Series C:
0.3% 12/14/10, CP	3,500,000	3,500,000
0.31% 12/9/10, CP	3,500,000	3,500,000
0.32% 3/16/11, CP	5,000,000	5,000,000
Scottsdale Gen. Oblig. Participating VRDN Series BBT 08 20, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	11,175,000	11,175,000
Scottsdale Indl. Dev. Auth. Rev. Series 2001 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (a)	12,053,000	12,053,000
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.42%, LOC JPMorgan Chase Bank, VRDN (a)(d)	4,000,000	4,000,000
Tempe Gen. Oblig. Bonds Series 2010 C, 1.25% 7/1/11	3,400,000	3,418,221
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.38%, LOC Bank of America NA, VRDN (a)	7,250,000	7,250,000
Tempe Transit Excise Tax Rev. Series 2006, 0.27% (Liquidity Facility Royal Bank of Canada), VRDN (a)	24,965,000	24,965,000
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.88% tender 12/8/10, CP mode	1,600,000	1,600,000
Tucson Wtr. Rev. Bonds Series 2001 A, 5% 7/1/11	1,095,000	1,124,192
Univ. of Arizona Univ. Revs. Bonds:
Series 1992 A, 6% 6/1/11	1,255,000	1,289,214
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Univ. of Arizona Univ. Revs. Bonds: - continued
Series 2004 A, 5.25% 6/1/11	$ 3,225,000	$ 3,299,415
Yavapai County Indl. Dev. Auth.:
(Northern Arizona Healthcare Sys. Proj.) Series 2008 B, 0.37%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (a)	13,690,000	13,690,000
(Yavapai Reg'l. Med. Ctr. Proj.) Series 2008A, 0.3%, LOC UBS AG, VRDN (a)	5,600,000	5,600,000
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Allied Waste North America, Inc. Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (a)(d)	14,000,000	14,000,000
		314,638,474
Kentucky - 0.1%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.) Series 2006 B, 0.35%, VRDN (a)(d)	400,000	400,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.8% tender 12/1/10, CP mode	1,100,000	1,100,000
North Carolina - 1.4%
New Hanover County Hosp. Rev. (New Hanover Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.35%, LOC RBC Centura Bank, Rocky Mount, VRDN (a)	4,800,000	4,800,000
Ohio - 0.3%
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 B, 0.4%, LOC RBS Citizens NA, VRDN (a)	1,000,000	1,000,000
Pennsylvania - 0.7%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,455,000	1,455,000
Montgomery County Indl. Dev. Auth. Rev. (Haverford School Proj.) Series 2008, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	1,000,000	1,000,000
		2,455,000
Puerto Rico - 1.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.32%, LOC Bank of Nova Scotia New York Branch, VRDN (a)	3,900,000	3,900,000
Municipal Securities - continued
	Principal Amount	Value
Texas - 0.8%
Brazos River Auth. Poll. Cont. Rev. (Texas Utils. Energy Co. Proj.) Series 2002 A, 0.31%, LOC Citibank NA, VRDN (a)(d)	$ 1,800,000	$ 1,800,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	1,000,000	1,000,000
		2,800,000
	Shares
Other - 4.5%
Fidelity Municipal Cash Central Fund, 0.32% (b)(c)	15,066,000	15,066,000
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $346,159,474)		346,159,474
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(7,190,571)
NET ASSETS - 100%		$ 338,968,903
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 15,146
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $346,159,474.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2010

1.810714.106

TEM-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)(h)	$ 3,465	$ 3,465
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 0.56%, LOC Bank of America NA, VRDN (c)(f)	4,875	4,875
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	23,585	23,585
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.31%, LOC Branch Banking & Trust Co., VRDN (c)	5,725	5,725
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 0.59%, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37%, VRDN (c)(f)	23,800	23,800
		69,450
Alaska - 0.7%
Alaska Int'l. Arpts. Revs. Series 2009 A, 0.32%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	31,500	31,500
Alaska Student Ln. Corp. Ed. Ln. Rev. Bonds Series 2005 A, 5% 6/1/11 (f)	4,500	4,596
Anchorage Gen. Oblig. TAN 1% 12/29/10	14,600	14,608
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.29%, VRDN (c)	66,000	66,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.33% (ConocoPhillips Guaranteed), VRDN (c)	26,000	26,000
Series 1994 C, 0.45% (ConocoPhillips Guaranteed), VRDN (c)	3,000	3,000
		145,704
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 E, 0.32%, LOC Bank of America NA, VRDN (c)	41,880	41,880
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Proj.) Series 2010, 1.5% 7/1/11	7,570	7,621
Arizona Trans. Board Hwy. Rev. Participating VRDN Series PT 4605, 0.3% (Liquidity Facility Deutsche Postbank AG) (c)(g)	16,445	16,445
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.3%, LOC Bank of America NA, VRDN (c)	11,000	11,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	$ 9,000	$ 9,000
(San Angelin Apts. Proj.) Series 2004, 0.31%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	10,600	10,600
(San Fernando Apts. Proj.) Series 2004, 0.31%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
(San Lucas Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.):
Series A1, 0.31%, LOC Fannie Mae, VRDN (c)(f)	5,000	5,000
Series A2, 0.35%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) Series 2003, 0.31%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) Series 2004, 0.35%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
Maricopa County Indl. Dev. Auth. Rev. (Clayton Homes, Inc. Proj.) Series 1998, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,200	4,200
Maricopa County Unified School District #48 Scottsdale Bonds Series 2010, 2.5% 7/1/11	5,550	5,614
Phoenix Civic Impt. Corp. Series 2009, 0.33% 12/3/10, LOC Bank of America NA, CP	20,000	20,000
Phoenix Gen. Oblig. Participating VRDN Series BBT 2012, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,000	2,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (c)(f)	13,200	13,200
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Cimarron Place Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	3,025	3,025
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series Putters 3242, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,300	4,300
Series Putters 3467, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,000	4,000
Series C, 0.31% 12/9/10, CP	27,500	27,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Show Low Indl. Dev. Auth. Solid Waste Disp. Rev. (Snowflake White Mountain Pwr. LLC Proj.) Series 2006, 0.42%, LOC JPMorgan Chase Bank, VRDN (c)(f)	$ 24,750	$ 24,750
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Corp. Proj.) 0.88% tender 12/8/10, CP mode	6,960	6,960
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	48,500	48,500
		332,445
Arkansas - 0.7%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 0.56%, LOC Bank of America NA, VRDN (c)(f)	1,000	1,000
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.37%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series ROC II R 121, 0.36% (Liquidity Facility Citibank NA) (c)(f)(g)	1,200	1,200
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 0.4%, VRDN (c)(f)	34,400	34,400
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.32%, LOC Bank of Tokyo-Mitsubishi, VRDN (c)	8,000	8,000
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 0.31%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	95,000	95,000
Univ. of Arkansas Rev. Participating VRDN Series Putters 3693 Z, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,300	5,300
		152,400
California - 2.7%
Anaheim Pub. Fing. Auth. Rev. Participating VRDN Series ROC II R 861, 0.31% (Liquidity Facility Citibank NA) (c)(g)	15,825	15,825
California Gen. Oblig. 0.32% 12/1/10, LOC Dexia Cr. Local de France, LOC Royal Bank of Canada, CP	40,965	40,965
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.) Series 2004 K, 0.3%, LOC Bank of America NA, VRDN (c)	24,900	24,900
California Hsg. Fin. Agcy. Multifamily Hsg. Rev. Series 2007 C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,025	14,025
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2000 X2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,735	9,735
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Home Mtg. Prog.):
Series 2003 M, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	$ 31,000	$ 31,000
Series 2006 F1, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,940	20,940
Series 2007 K, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	25,000	25,000
Series 2008 C, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	60,965	60,965
Series 2008 E, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	12,220	12,220
(Multifamily Hsg. Prog.):
Series 2000 A, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,535	16,535
Series 2000 C, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,500	13,500
Series 2002 C:
0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,205	6,205
0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,640	15,640
Series 2005 D, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,300	17,300
Series 2003 K, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,100	1,100
California Infrastructure & Econ. Dev. Bank Rev. (Nelson Name Plate Co. Proj.) Series 1999, 0.56%, LOC Bank of America NA, VRDN (c)(f)	900	900
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.29% (Liquidity Facility Royal Bank of Canada), VRDN (c)	36,300	36,300
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2008 B3, 0.32% (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	17,400	17,400
Los Angeles Cmnty. College District Participating VRDN Series Putters 2864, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,785	4,785
Los Angeles Gen. Oblig. TRAN:
2% 3/31/11	22,900	23,009
2% 4/21/11	24,100	24,230
Los Angeles Multi-family Hsg. Rev. (Tri-City Hsg. Proj.) Series 1, 0.28%, LOC Citibank NA, VRDN (c)(f)	1,800	1,800
Los Angeles Unified School District TRAN Series A, 2% 6/30/11	52,500	52,901
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series EGL 7 05 3003, 0.3% (Liquidity Facility Citibank NA) (c)(g)	$ 40,000	$ 40,000
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	55,465	56,351
San Jose Multi-family Hsg. Rev. (Siena at Renaissance Square Proj.) Series 1996 A, 0.29%, LOC Key Bank NA, VRDN (c)(f)	8,000	8,000
Southern California Home Fing. Auth. Single Family Rev. Series 2004 B, 0.25% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,955	3,955
		595,486
Colorado - 2.8%
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Aurora Hsg. Auth. Multi-Family Hsg. Rev. (Liberty Creek Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	28,000	28,000
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 0.33%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Edl. & Cultural Facilities Auth. Rev.:
(Clyfford Still Museum Proj.) Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	3,600	3,600
(YMCA of the Rockies Proj.) 0.32%, LOC Bank of America NA, VRDN (c)	8,000	8,000
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,940	32,940
Colorado Health Facilities Auth. Rev.:
Bonds (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 B, 1.5% 1/1/11	6,585	6,591
Participating VRDN:
Series BA 08 1088, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	1,235	1,235
Series BA 08 1090, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	14,900	14,900
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	14,395	14,395
(Catholic Health Initiatives Proj.) Series 2004 B2, 0.32% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	19,125	19,125
(NCMC, Inc. Proj.) Series 2008 A, 0.38%, LOC Compass Bank, VRDN (c)	14,480	14,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
Participating VRDN:
Putters 3632, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 8,125	$ 8,125
Series Putters 3702, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,550	3,550
Colorado Hsg. & Fin. Auth. Series 2002 C3, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev.:
(Waste Mgmt., Inc. Proj.) 0.39%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,000	7,000
(Waste Mgmt., Inc. Proj.) 0.39%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,160	14,160
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev.:
Series 2003 B3, 0.3% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	30,000	30,000
Series 2008 A3, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,200	16,200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series BC 10 35B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(g)	3,535	3,535
Series EGL 07 0036, 0.3% (Liquidity Facility Citibank NA) (c)(g)	29,700	29,700
Series EGL 07 0037, 0.3% (Liquidity Facility Citibank NA) (c)(g)	16,830	16,830
Series EGL 07 0038, 0.3% (Liquidity Facility Citibank NA) (c)(g)	18,080	18,080
Series EGL 07 0040, 0.3% (Liquidity Facility Citibank NA) (c)(g)	30,610	30,610
Series WF 10 37C, 0.3% (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,890	12,890
Colorado Springs Utils. Rev. Series 2000 A, 0.35%, VRDN (c)	26,500	26,500
Denver City & County Arpt. Rev.:
Series 2008 C1, 0.38%, LOC KBC Bank NV, VRDN (c)(f)	38,800	38,800
Series 2008 C2, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	40,000	40,000
Series 2008 C3, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	75,800	75,800
Denver City & County Indl. Dev. Rev. (Brass Smith/Kevry Proj.) Series 2009, 0.47%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,340	5,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver Urban Renewal Auth. Tax Increment Rev. Series 2008 A2, 0.3%, LOC U.S. Bank NA, Minnesota, VRDN (c)	$ 24,505	$ 24,505
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	410	410
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	13,325	13,325
(Timberleaf Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	11,165	11,165
Lowry Econ. Redev. Auth. Rev. Series 2008 A, 0.7%, LOC Compass Bank, VRDN (c)	17,415	17,415
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		629,716
Connecticut - 0.7%
Connecticut Gen. Oblig.:
Bonds Series 2010 B, 1.5% 6/1/11	19,050	19,155
BAN:
Series 2009 B, 4% 6/1/11	25,830	26,285
Series 2010 A, 2% 5/19/11	66,600	67,076
Series 2004 A, 0.38% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	6,050	6,050
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	12,110	12,110
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.):
Series 1989 D, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	6,154	6,154
Series 2004 B4, 0.3% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)	12,280	12,280
Series 2005 D5, 0.33% (Liquidity Facility Fed. Home Ln. Bank of Boston), VRDN (c)(f)	5,065	5,065
Series 2008 E, 0.32% (Liquidity Facility Bank of America NA), VRDN (c)(f)	4,500	4,500
		158,675
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.76%, VRDN (c)(f)	3,000	3,000
Series 1988, 0.76%, VRDN (c)(f)	13,550	13,550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1993 C, 0.66%, VRDN (c)	$ 4,500	$ 4,500
Series 1994, 0.76%, VRDN (c)(f)	29,900	29,900
Series 1999 B, 0.64%, VRDN (c)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series BC 2010 11W, 0.34% (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	3,400	3,400
Series Merlots 07 C103, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,745	4,745
Series Merlots 07 C66, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	7,150	7,150
Series ROC II R 11651, 0.36% (Liquidity Facility Citibank NA) (c)(f)(g)	6,350	6,350
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	14,800	14,800
		97,295
District Of Columbia - 1.5%
District of Columbia Gen. Oblig. Series 2008 C, 0.33%, LOC TD Banknorth, NA, VRDN (c)	8,000	8,000
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Trenton Park Apts. Proj.) Series 2001, 0.56%, LOC Bank of America NA, VRDN (c)(f)	2,985	2,985
District of Columbia Rev.:
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 0.47%, LOC Wells Fargo Bank NA, VRDN (c)(f)	7,250	7,250
(Medlantic/Helix Proj.):
Series 1998 A Tranche II, 0.3%, LOC Bank of America NA, VRDN (c)	29,900	29,900
Series 1998 A Tranche III, 0.3%, LOC Bank of America NA, VRDN (c)	18,675	18,675
(The AARP Foundation Proj.) Series 2004, 0.37%, LOC Bank of America NA, VRDN (c)	9,950	9,950
(The Phillips Collection Issue Proj.) Series 2003, 0.46%, LOC Bank of America NA, VRDN (c)	1,535	1,535
Bonds:
(American Nat'l. Red Cross Proj.) Series 2000, 0.31% tender 12/7/10, LOC JPMorgan Chase Bank, CP mode	29,200	29,200
(Nat'l. Academy of Sciences Proj.):
0.32% tender 12/3/10, LOC Bank of America NA, CP mode	30,000	30,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Rev.: - continued
Bonds:
(Nat'l. Academy of Sciences Proj.):
0.32% tender 12/6/10, LOC Bank of America NA, CP mode	$ 14,125	$ 14,125
District of Columbia Univ. Rev. (American Univ. Proj.):
Series 2003, 0.37%, LOC Bank of America NA, VRDN (c)	18,200	18,200
Series 2006 A, 0.37%, LOC Bank of America NA, VRDN (c)	33,000	33,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Participating VRDN:
Series BBT 2040, 0.27% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	9,920	9,920
Series BBT 2054, 0.32% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(g)	10,165	10,165
Series DB 505, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,535	7,535
Participating VRDN:
ROC II R 11815, 0.36% (Liquidity Facility Citibank NA) (c)(f)(g)	6,000	6,000
Series DB 677, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	7,780	7,780
Series DB 679, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	10,000	10,000
Series Putters 1691, 0.4% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	11,970	11,970
Series Putters 2855, 0.42% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	4,895	4,895
Series ROC II R 11798, 0.36% (Liquidity Facility Citibank NA) (c)(f)(g)	15,000	15,000
Series ROC II R 54, 0.36% (Liquidity Facility Citibank NA) (c)(f)(g)	2,495	2,495
Series 2003 D1, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	37,985	37,985
		326,565
Florida - 8.7%
Alachua County Health Facilities Auth. Health Facilities Rev.:
Bonds (Shands HealthCare Proj.) Series 2010 B, 2% 12/1/10	7,675	7,675
Bonds (Shands Teaching Hospitals & Clinics, Inc. Proj.):
Series 2008 A, 0.32% tender 12/6/10, LOC Bank of America NA, CP mode	25,000	25,000
Series 2008 B, 0.33% tender 12/6/10, LOC Bank of America NA, CP mode	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) 0.32%, LOC Citibank NA, VRDN (c)(f)	$ 10,985	$ 10,985
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 0.38%, LOC Citibank NA, VRDN (c)(f)	6,700	6,700
(Sanctuary Apts Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	16,095	16,095
Broward County School District TAN Series 2010, 1% 1/13/11	64,900	64,951
Cape Coral Gen. Oblig.:
0.34% 12/8/10, LOC Bank of America NA, CP	54,330	54,330
0.35% 2/3/11, LOC Bank of America NA, CP	81,000	81,000
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 0.38%, LOC Bank of America NA, VRDN (c)(f)	5,595	5,595
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	9,805	9,805
Coconut Creek Indl. Dev. Rev. (Elite Aluminum Corp. Proj.) Series 2002, 0.61%, LOC Bank of America NA, VRDN (c)(f)	1,435	1,435
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 0.32%, LOC Citibank NA, VRDN (c)(f)	18,930	18,930
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Bonds Series 2009 C, 5% 6/1/11	8,220	8,411
Participating VRDN:
Series BA 08 1059, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	4,165	4,165
Series BA 08 1068, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	14,385	14,385
Florida Dept. of Envir. Protection Rev. Bonds Series 2010 D, 4% 7/1/11	40,690	41,517
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	15,000	15,000
Florida Hsg. Fin. Agcy. Rev.:
(Bainbridge Club Apt. Proj.) Series M, 0.34%, LOC Fannie Mae, VRDN (c)(f)	5,670	5,670
(Banyan Bay Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	9,050	9,050
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	28,765	28,765
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 0.31%, LOC Fannie Mae, VRDN (c)(f)	$ 14,900	$ 14,900
(Clascona Groves Apts. Proj.) Series A, 0.32%, LOC Citibank NA, VRDN (c)(f)	9,000	9,000
(Collins Cove Sr. Apts. Proj.) Series 2003 W, 0.32%, LOC Citibank NA, VRDN (c)(f)	5,600	5,600
(Grande Court at North Port Apts. Proj.) Series 2004 E, 0.31%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
(Hunters Run Apts. Proj.) Series G, 0.34%, LOC Fannie Mae, VRDN (c)(f)	8,300	8,300
(Lynn Lake Apts. Proj.) Series B1, 0.33%, LOC Freddie Mac, VRDN (c)(f)	20,210	20,210
(Mill Creek Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	15,100	15,100
(Pinnacle Grove Apts. Proj.) Series 2003 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,750	7,750
(Riverwalk I Apts. Proj.) Series 2008 E, 0.31%, LOC Freddie Mac, VRDN (c)(f)	5,075	5,075
(Savannah Springs Apts. Proj.) Series G, 0.34%, LOC Citibank NA, VRDN (c)(f)	7,200	7,200
(Sterling Palms Apts. Proj.) Series F, 0.31%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN Series BA 07 1034, 0.39% (Liquidity Facility Bank of America NA) (c)(f)(g)	6,254	6,254
(Riverside Apts. Proj.) Series 2000 1, 0.31%, LOC Bank of America NA, VRDN (c)(f)	12,705	12,705
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.35%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 0.31%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 0.31%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Participating VRDN:
Series BA 08 1191, 0.39% (Liquidity Facility Bank of America NA) (c)(f)(g)	5,593	5,593
Series Merlots 06 B17, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,360	3,360
Series Merlots 07 C64, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,160	10,160
Series Putters 1336 B, 0.43% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	2,190	2,190
Series ROC II R 11688, 0.36% (Liquidity Facility Citibank NA) (c)(f)(g)	4,695	4,695
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Local Govt. Fin. Commission Auth. Rev. Series A:
0.3% 12/7/10, LOC Wells Fargo Bank NA, CP	$ 17,745	$ 17,745
0.33% 12/8/10, LOC Wells Fargo Bank NA, CP	27,097	27,097
Fort Myers Util. Sys. Rev. Series 2009, 0.35%, LOC Bank of America NA, VRDN (c)	12,770	12,770
Gainesville Utils. Sys. Rev. 0.52% 12/16/10, CP	31,000	31,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 0.31%, LOC Citibank NA, VRDN (c)(f)	11,305	11,305
(Grande Oaks Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,200	7,200
(Hunters Run Apts. Proj.) Series 2002 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	8,880	8,880
(Meridian Pointe Apts. Proj.) 0.32%, LOC Citibank NA, VRDN (c)(f)	12,525	12,525
(Mobley Park Apts. Proj.) Series A, 0.31%, LOC Freddie Mac, VRDN (c)(f)	7,890	7,890
(Morgan Creek Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	8,780	8,780
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 0.68%, LOC Bank of America NA, VRDN (c)(f)	500	500
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 0.56%, LOC Bank of America NA, VRDN (c)(f)	7,350	7,350
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Bonds:
Series C, 0.32% tender 12/6/10 (Liquidity Facility Dexia Cr. Local de France), CP mode	18,600	18,600
Series F, 0.3% tender 12/8/10 (Liquidity Facility Landesbank Hessen-Thuringen), CP mode	13,600	13,600
Participating VRDN Series BA 09 1209X, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	5,310	5,310
Series Three 2008 B4, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	7,400	7,400
Jacksonville Gen. Oblig. Series 2004 A, 0.32% 12/2/10, LOC Landesbank Baden-Wuert, CP	8,440	8,440
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2007 E, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	10,790	10,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	$ 9,500	$ 9,500
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.):
Series 1992, 0.31% tender 12/17/10, CP mode	20,300	20,300
Series 1994, 0.31% tender 12/17/10, CP mode	30,855	30,855
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.35%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	89,890	89,890
Lakeland Elec. & Wtr. Rev. Bonds Series 1999 A, 0% 10/1/11	8,420	8,384
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 0.38%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 0.38%, LOC Bank of America NA, VRDN (c)(f)	3,070	3,070
Series 2000 B, 0.38%, LOC Bank of America NA, VRDN (c)(f)	2,830	2,830
Manatee County School District TAN Series 2010, 1.25% 5/1/11	32,300	32,421
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 0.32%, LOC Citibank NA, VRDN (c)(f)	16,420	16,420
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.39%, LOC Bank of America NA, VRDN (c)(f)	10,600	10,600
Ocean Hwy. & Port Auth. Rev.:
Series 1990, 0.4%, LOC Wells Fargo Bank NA, VRDN (c)(f)	100	100
0.4%, LOC Wells Fargo Bank NA, VRDN (c)(f)	8,900	8,900
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	9,000	9,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 0.32%, LOC Citibank NA, VRDN (c)(f)	13,400	13,400
(Glenn Millenia Proj.) Series 2001 C, 0.34%, LOC Fannie Mae, VRDN (c)(f)	3,200	3,200
(Osprey Ridge Apts. Proj.) Series 2000 H, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,760	7,760
(West Point Villas Apts. Proj.) Series 2000 F, 0.31%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2005, 0.5%, LOC Bank of America NA, VRDN (c)	810	810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orlando & Orange County Expressway Auth. Rev. Series 2008 B1, 0.37%, LOC Bank of America NA, VRDN (c)	$ 64,165	$ 64,165
Orlando Utils. Commission Util. Sys. Rev.:
Bonds Series 2010 D, 2.5% 5/1/11	14,665	14,788
Participating VRDN Series MS 3233, 0.31% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	4,690	4,690
Series 2008, 0.45% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA), VRDN (c)	27,000	27,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	12,920	12,920
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.41%, LOC Bank of America NA, VRDN (c)	10,270	10,270
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	18,200	18,200
Palm Beach County Rev.:
(Hanley Ctr. Proj.) Series 2006, 0.41%, LOC Bank of America NA, VRDN (c)	1,550	1,550
(King's Academy, Inc. Proj.) Series 2006, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	15,480	15,480
(Raymond F Kravis Ctr. Proj.) Series 2002, 0.3%, LOC Northern Trust Co., VRDN (c)	3,145	3,145
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.41%, LOC Bank of America NA, VRDN (c)	11,100	11,100
Palm Beach County School District:
RAN Series 2010, 1.5% 2/22/11	51,000	51,128
TAN Series 2010, 1.5% 1/14/11	82,700	82,819
Panama City Beach Participating VRDN Series Solar 2006 129, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	7,955	7,955
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 0.61%, LOC Bank of America NA, VRDN (c)(f)	1,260	1,260
Pasco County School Board Ctfs. of Prtn.:
Series 2008 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	50,900	50,900
Series 2008 C, 0.37%, LOC Bank of America NA, VRDN (c)	31,910	31,910
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A2, 0.29%, LOC Northern Trust Co., VRDN (c)	6,000	6,000
(Suncoast Hospice Proj.) Series 2004, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	16,070	16,070
Pinellas County School District TAN Series 2010, 1.5% 6/30/11	61,300	61,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 0.31%, LOC Fannie Mae, VRDN (c)(f)	$ 8,200	$ 8,200
Saint Petersburg Health Facilities Auth. Rev. (All Children's Hosp. Proj.):
Series 2005 A1, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	3,000	3,000
Series 2005 A2, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	49,620	49,620
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.35%, LOC Bank of America NA, VRDN (c)	4,450	4,450
Seminole County School District TAN Series 2010, 2% 9/28/11	15,000	15,200
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.3% (Liquidity Facility Citibank NA) (c)(g)	13,100	13,100
South Miami Health Facilities Auth. Hosp. Rev.:
Participating VRDN Series BA 07 1030, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	6,970	6,970
Participating VRDN Series Putters 2407, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	41,995	41,995
St Lucie School District TAN Series 2010, 1% 1/31/11	20,000	20,022
Sunshine State Govt. Fing. Commission Rev. Series L:
0.3% 12/1/10, LOC Dexia Cr. Local de France, CP (f)	20,000	20,000
0.32% 12/3/10, LOC Dexia Cr. Local de France, CP	14,800	14,800
0.33% 12/1/10, LOC Dexia Cr. Local de France, CP	65,815	65,815
0.35% 12/7/10, LOC Dexia Cr. Local de France, CP (f)	42,850	42,850
		1,941,630
Georgia - 2.1%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.3%, LOC Bank of America NA, VRDN (c)	2,055	2,055
Atlanta Arpt. Rev. Series 2010 B1:
0.32% 12/14/10, LOC Wells Fargo Bank NA, CP	10,000	10,000
0.32% 3/15/11, LOC Wells Fargo Bank NA, CP	9,100	9,100
0.32% 3/15/11, LOC Wells Fargo Bank NA, CP	9,157	9,157
Atlanta Tax Allocation (Westside Proj.):
Series 2008, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	26,500	26,500
Series A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	28,190	28,190
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Capitol Gateway Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	8,475	8,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.: - continued
(Carver Redev. Proj.) Series 2000, 1.05%, LOC Fannie Mae, VRDN (c)(f)	$ 3,915	$ 3,915
(Collegetown at Harris Homes Phase I Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,230	7,230
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.47%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Projects) Series 2010 A, 0.36%, LOC Bank of America NA, VRDN (c)	40,000	40,000
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 0.33%, LOC Freddie Mac, VRDN (c)(f)	20,450	20,450
(Canton Mill Lofts Proj.) Series 1999, 0.38%, LOC Branch Banking & Trust Co., VRDN (c)(f)	14,085	14,085
Clarke County Hosp. Auth. Rev. Participating VRDN Series Solar 07 31, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,640	16,640
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.3%, LOC Bank of America NA, VRDN (c)	32,500	32,500
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 0.31%, LOC Freddie Mac, VRDN (c)(f)	9,500	9,500
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) Series 1996, 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,850	7,850
Georgia Gen. Oblig.:
Bonds Series 1994 B, 5.35% 3/1/11	3,730	3,777
Participating VRDN Series WF 08 12C, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(g)	13,550	13,550
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,460	6,460
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Woods Apt. Proj.) Series 1996 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	11,535	11,535
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 0.33%, LOC Bank of America NA, VRDN (c)(f)	4,900	4,900
Kennesaw Dev. Auth. Multifamily Hsg. Rev. (Alta Ridenour Apts. Proj.) Series 2008, 0.33%, LOC Freddie Mac, VRDN (c)(f)	7,350	7,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apt. Proj.) 0.33%, LOC Freddie Mac, VRDN (c)(f)	$ 15,555	$ 15,555
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	69,700	69,700
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	9,325	9,325
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 1%, VRDN (c)(f)	57,400	57,400
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 0.32%, LOC Citibank NA, VRDN (c)(f)	11,290	11,290
		479,689
Hawaii - 0.0%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.35%, LOC Bank of America NA, VRDN (c)	9,500	9,500
Idaho - 0.2%
Idaho Gen. Oblig. TAN 2% 6/30/11	32,200	32,495
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series A, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	2,650	2,650
		35,145
Illinois - 3.4%
Aurora Single Family Mtg. Rev.:
Participating VRDN Series DB 616, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	6,315	6,315
Participating VRDN ROC II R 11642, 0.36% (Liquidity Facility Citibank NA) (c)(f)(g)	33,685	33,685
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 0.35%, LOC Bank of America NA, VRDN (c)(f)	1,940	1,940
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.32%, LOC Fannie Mae, VRDN (c)(f)	1,900	1,900
Chicago Board of Ed. Series 2009 A2, 0.3%, LOC Northern Trust Co., VRDN (c)	7,220	7,220
Chicago Indl. Dev. Rev. (Chicago Scenic Studios, Inc. Proj.) Series 2000, 0.48%, LOC Harris NA, VRDN (c)(f)	3,045	3,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 20,000	$ 20,000
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)	186,200	186,200
Chicago Wtr. Rev.:
Series 2004 A1, 0.35%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	73,955	73,955
Series 2004 A2, 0.35%, LOC California Pub. Employees' Retirement Sys., VRDN (c)	51,770	51,770
Series 2004 A3, 0.35%, LOC State Street Bank & Trust Co., Boston, VRDN (c)	4,165	4,165
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	9,725	9,725
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 2.04%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 0.61%, LOC Bank of America NA, VRDN (c)(f)	4,400	4,400
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 0.5%, LOC Harris NA, VRDN (c)(f)	791	791
(R&R Enterprises 2nd Proj.) Series 1999 A, 0.48%, LOC Harris NA, VRDN (c)(f)	3,085	3,085
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 0.43%, LOC HSBC Bank USA, NA, VRDN (c)(f)	7,825	7,825
Illinois Edl. Facilities Auth. Revs.:
(Elmhurst College Proj.) Series 2003, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	1,875	1,875
Participating VRDN Series ROC II R 12278, 0.3% (Liquidity Facility Citibank NA) (c)(g)	10,395	10,395
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 0.35%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 D, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	7,800	7,800
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series BA 08 1137, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	12,855	12,855
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series DB 601, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 15,180	$ 15,180
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
(Edward Hosp. Obligated Group Proj.) Series 2008 B2, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	34,175	34,175
(Mercy Alliance, Inc. Proj.) 0.28%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,675	7,675
(Museum of Science & Industry Proj.):
Series 2009 C, 0.32%, LOC Harris NA, VRDN (c)	5,500	5,500
Series 2009 D, 0.31%, LOC Northern Trust Co., VRDN (c)	16,000	16,000
(Saint Xavier Univ. Proj.) Series 2008, 0.41%, LOC Bank of America NA, VRDN (c)	3,620	3,620
Participating VRDN:
Series Putters 3174, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	15,620	15,620
Series Putters 3378, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,200	11,200
Series Putters 3435, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	2,105	2,105
Illinois Fin. Auth. Solid Waste Rev. (Republic Svcs., Inc. Proj.) Series 2004, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	18,000	18,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lakeshore Plaza Proj.) Series 2008 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	12,780	12,780
(Valley View Apts. Proj.) 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,160	11,160
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 0.42%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev.:
(Devonshire of Lisle Proj.) Series 1991, 0.33%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
(Four Lakes Phase V-Lisle) Series 1996, 0.38%, LOC Bank of America NA, VRDN (c)	20,000	20,000
Metropolitan Pier & Exposition Participating VRDN:
Series MS 3214, 0.3% (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(g)	20,000	20,000
Series ROC II R 11880, 0.31% (Liquidity Facility Citibank NA) (c)(g)	7,500	7,500
Series ROC II R 11887, 0.31% (Liquidity Facility Citibank NA) (c)(g)	9,375	9,375
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 0.37%, LOC Fannie Mae, VRDN (c)(f)	$ 14,300	$ 14,300
Quincy Hosp. Rev. (Blessing Hosp. Proj.) Series 2004, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	2,300	2,300
Univ. of Illinois Rev.:
(UIC South Campus Dev. Proj.) Series 2008, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	13,745	13,745
Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)	18,000	18,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.46%, LOC Bank of America NA, VRDN (c)	6,100	6,100
		754,281
Indiana - 2.2%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 0.34%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,260	5,260
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 0.37%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,200	1,200
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 0.34%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,669	7,669
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 0.42%, VRDN (c)(f)	39,000	39,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Duke Energy Indiana, Inc. Proj.):
Series 2009 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Series 2009 A2, 0.39%, LOC Bank of America NA, VRDN (c)(f)	19,700	19,700
(Mittal Steel Co. Proj.) 0.5%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	34,750	34,750
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	11,550	11,550
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	20,000	20,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	$ 36,415	$ 36,415
Indiana Fin. Auth. Hosp. Rev.:
(Clarian Health Partners, Inc. Obligated Group Proj.) Series 2008 A, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	7,500	7,500
(Cmnty. Health Network Proj.) Series 2009 A, 0.37%, LOC Bank of America NA, VRDN (c)	25,000	25,000
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev.:
Participating VRDN Series Merlots 07 C52, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,760	4,760
Series 2008 A2, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	55,300	55,300
Indianapolis Econ. Dev. Rev. (Pine Glen Apts. Proj.) 0.35%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,160	6,160
Indianapolis Gas Util. Sys. Rev.:
0.82% 12/1/10, CP	25,000	25,000
0.85% 12/17/10, CP	25,000	25,000
IPS Multi-School Bldg. Corp. Participating VRDN Series Solar 07 26, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	13,435	13,435
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 0.56%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Marion Econ. Dev. Rev. (Indiana Wesleyan Univ. Proj.) Series 2006, 0.38%, LOC Bank of America NA, VRDN (c)	7,000	7,000
Warrick County Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1985 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	9,775	9,775
Whiting Envir. Facilities Rev. Bonds (BP Products North America, Inc. Proj.):
0.32% tender 12/9/10 (BP PLC Guaranteed), CP mode	7,600	7,600
0.32% tender 2/15/11 (BP PLC Guaranteed), CP mode	15,000	15,000
0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	12,000	12,000
0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	69,200	69,200
		489,709
Iowa - 0.2%
Iowa Fin. Auth.:
Series 2003 F, 0.31% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	11,275	11,275
Series 2005 C, 0.31% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	11,725	11,725
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev.:
(Mtg. Backed Securities Prog.) Series 2004 G, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 13,085	$ 13,085
Participating VRDN Series Putters 1205, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,745	1,745
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.41%, VRDN (c)(f)	3,100	3,100
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.46%, LOC Bank of America NA, VRDN (c)	6,200	6,200
		47,130
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 0.42%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 0.35%, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
Wichita Gen. Oblig. BAN Series 236, 0.625% 3/3/11	3,615	3,615
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN Series 2010 I, 0.625% 3/1/11	30,820	30,820
		75,935
Kentucky - 2.4%
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.35%, VRDN (c)(f)	38,500	38,500
Series 2006 B, 0.35%, VRDN (c)(f)	47,200	47,200
Series 2008 A, 0.35%, VRDN (c)(f)	70,347	70,347
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 0.6%, LOC Banco Bilbao Vizcaya Argentaria SA, VRDN (c)(f)	10,000	10,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.42% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,870	4,870
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.42% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 0.42% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 0.37%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 100	$ 100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 0.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
Jefferson County Poll. Cont. Bonds (Louisville Gas & Elec. Co. Proj.) 0.75% tender 12/7/10, CP mode (f)	3,000	3,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B4, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	8,000	8,000
Kentucky Higher Ed. Student Ln. Corp. Rev.:
Series 2008 A1, 0.35%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	146,900	146,900
Series 2008 A2, 0.42%, LOC State Street Bank & Trust Co., Boston, LOC Bank of America NA, VRDN (c)(f)	37,375	37,375
Kentucky Hsg. Corp. Conduit Multi-family Mtg. Rev. (Gleneagles Apts. Proj.) 0.56%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Kentucky Hsg. Corp. Hsg. Rev.:
Participating VRDN Series Clipper 05 35, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	7,000	7,000
Participating VRDN Series Putters 3780 Z, 0.4% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	2,430	2,430
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 0.33%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Minor Lane Heights Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky, LLC Proj. D) Series 2003, 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	11,000	11,000
		525,452
Louisiana - 1.2%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.41%, LOC Bank of America NA, VRDN (c)	39,800	39,800
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) Series 2000, 0.38%, VRDN (c)(f)	34,100	34,100
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series Putters 2378, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	14,385	14,385
Series Putters 3806, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series Solar 06 133, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 6,900	$ 6,900
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series Clipper 05 11, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	5,604	5,604
Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 0.31%, LOC Freddie Mac, VRDN (c)	4,095	4,095
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	20,775	20,775
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2008 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	23,750	23,750
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2002, 1.6%, VRDN (c)(f)	14,000	14,000
Series 2004, 1.5%, VRDN (c)	6,250	6,250
(CommCare Corp. Proj.) Series 2008 A, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	4,895	4,895
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	22,000	22,000
St. James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.33%, VRDN (c)	15,000	15,000
(NuStar Logistics, L.P. Proj.) Series 2010, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)	40,000	40,000
		261,544
Maine - 0.4%
Maine Fin. Auth. Rev. Series 2007 A, 0.42%, LOC Banco Santander SA, VRDN (c)	5,000	5,000
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 0.46%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.35%, LOC KBC Bank NV, VRDN (c)	14,700	14,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 0.29%, LOC Fannie Mae, VRDN (c)(f)	$ 23,100	$ 23,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 1996, 0.4%, LOC Bank of America NA, VRDN (c)(f)	13,600	13,600
		81,400
Maryland - 1.0%
Howard County Gen. Oblig. Series 2006 D, 0.29% 3/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	25,000	25,000
Maryland Econ. Dev. Auth. Rev.:
(Associated Projs.) Series A, 0.46%, LOC Bank of America NA, VRDN (c)	15,715	15,715
(United States Pharmacopeial Convention, Inc. Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (c)	2,500	2,500
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Mercy Med. Ctr. Proj.):
Series 2007 B, 0.36%, LOC Bank of America NA, VRDN (c)	13,345	13,345
Series 2007 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	28,300	28,300
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 A, 0.37%, LOC Citizens Bank of Pennsylvania, VRDN (c)	22,300	22,300
Series 2008 B, 0.35%, LOC Bank of America NA, VRDN (c)	3,700	3,700
(Upper Chesapeake Hosp. Proj.):
Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (c)	2,290	2,290
Series 2008 B, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	11,290	11,290
(Villa Julie College, Inc. Proj.) Series 2005, 0.35%, LOC Bank of America NA, VRDN (c)	31,520	31,520
Series E, 0.32% 12/3/10, LOC Bank of America NA, CP	25,000	25,000
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series BA 08 1077, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	5,055	5,055
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.46%, LOC Bank of America NA, VRDN (c)	17,110	17,110
Montgomery County Hsg. Opportunities Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 0.34%, LOC Fannie Mae, VRDN (c)(f)	2,200	2,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunities Commission Multifamily Hsg. Rev. (Oak Mill II Apts. Proj.) Series 2010 B, 0.3%, LOC Bank of America NA, VRDN (c)	$ 9,600	$ 9,600
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2008 C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,450	8,450
		223,375
Massachusetts - 1.3%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Participating VRDN:
Series PT 4140, 0.3% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(g)	11,880	11,880
Series PT 4368, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(g)	5,020	5,020
Series 2008 A1, 0.41% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	52,210	52,210
Series 2008 A2, 0.28% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	14,900	14,900
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005:
0.85% tender 12/1/10, CP mode (f)	22,500	22,500
0.85% tender 12/1/10, CP mode (f)	1,900	1,900
Massachusetts Gen. Oblig.:
Participating VRDN Series Clipper 07 39, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,000	11,000
RAN Series 2010 A, 2% 4/28/11	41,500	41,785
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 0.8% tender 12/1/10, CP mode	8,000	8,000
Series 1993 A, 0.8% tender 12/1/10, CP mode	15,000	15,000
Series 1993 B:
0.8% tender 12/3/10, CP mode	790	790
0.9% tender 12/3/10, CP mode	560	560
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 07 0031, 0.3% (Liquidity Facility Citibank NA) (c)(g)	31,500	31,500
Massachusetts State Dev. Fin. Agcy. Elec. Util. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2007, 0.9% tender 12/6/10, CP mode (f)	1,000	1,000
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN:
Series Clipper 05 36, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	11,835	11,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Wtr. Poll. Abatement Trust Participating VRDN: - continued
Series Clipper 06 11, 0.33% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	$ 59,605	$ 59,605
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2008 C, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (c)	10,250	10,250
Series 2008 D, 0.3% (Liquidity Facility Bayerische Landesbank), VRDN (c)	800	800
		300,535
Michigan - 2.1%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 B1, 0.4%, LOC RBS Citizens NA, VRDN (c)	43,500	43,500
Michigan Bldg. Auth. Rev. Series 6, 0.3% 1/6/11, LOC U.S. Bank NA, Minnesota, LOC State Street Bank & Trust Co., Boston, CP	3,590	3,590
Michigan Fin. Auth. Rev. RAN:
Series 2010 D2, 2% 8/22/11, LOC JPMorgan Chase Bank	21,100	21,343
Series 2010 D3, 2% 8/22/11, LOC Bank of Nova Scotia New York Branch	16,100	16,286
Michigan Gen. Oblig. TRAN Series A, 2% 9/30/11	57,500	58,248
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.):
Series 2008 C:
0.28% tender 2/4/11, CP mode	13,300	13,300
0.29% tender 2/3/11, CP mode	19,500	19,500
0.3% tender 12/6/10, CP mode	34,000	34,000
0.32% tender 12/3/10, CP mode	18,000	18,000
0.32% tender 2/7/11, CP mode	37,500	37,500
Series B, 0.33% tender 2/3/11, CP mode	20,000	20,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Lexington Place Apts. Proj.) Series 1999 A, 0.31%, LOC Bank of America NA, VRDN (c)(f)	6,900	6,900
Bonds Series 1988 A, 0.4% tender 1/11/11, LOC Landesbank Hessen-Thuringen, CP mode (f)	1,900	1,900
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	17,200	17,200
Michigan Strategic Fund Ltd. Oblig. Rev. (Orchestra Place Renewal Proj.) Series 2000, 0.56%, LOC Bank of America NA, VRDN (c)	2,800	2,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	$ 143,650	$ 143,650
Series 2008 E, 0.29%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,540	5,540
Series 2008 F, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,300	6,300
		469,557
Minnesota - 0.3%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.35%, LOC Fannie Mae, VRDN (c)(f)	6,525	6,525
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.35%, LOC Fannie Mae, VRDN (c)(f)	9,800	9,800
Minneapolis Health Care Sys. Rev. Participating VRDN Series RBC E-19, 0.3% (Liquidity Facility Royal Bank of Canada) (c)(g)	15,000	15,000
Minneapolis Multi-family Rev. (Gateway Real Estate Proj.) 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	2,000	2,000
Minnesota Hsg. Fin. Agcy. Participating VRDN Series Putters 1207, 0.43% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,505	1,505
Minnesota Office of Higher Ed. Series 2008 B, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	9,300	9,300
Richfield Multifamily Hsg. Rev. (Lynwood Partners, LLC Proj.) Series 2010, 0.28%, LOC Wells Fargo Bank NA, VRDN (c)	11,310	11,310
Saint Paul Hsg. & Redev. Auth. Rev. (River Pointe Lofts Proj.) Series 2007 A, 0.35%, LOC Bank of America NA, VRDN (c)(f)	16,885	16,885
St. Paul Port Auth. District Cooling Rev. Series 2009 12EE, 0.33%, LOC Deutsche Bank AG, VRDN (c)(f)	1,100	1,100
Univ. of Minnesota Series 2001 C, 0.31% (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	3,680	3,680
		77,105
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 0.33%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Gen. Oblig.:
Series 2007, 0.36% (Liquidity Facility Bank of America NA), VRDN (c)	22,500	22,500
0.34% (Liquidity Facility Bank of America NA), VRDN (c)	9,955	9,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev. (Bristol Park Apts. Proj.) Series 2001 1, 0.41%, LOC Wells Fargo Bank NA, VRDN (c)(f)	$ 7,600	$ 7,600
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2:
0.42%, tender 1/5/11 (c)(h)	11,810	11,810
0.42%, tender 1/5/11 (c)(h)	13,000	13,000
		69,865
Missouri - 1.8%
Bi-State Dev. Agcy. Missouri Illinois Metropolitan District Rev. (Metrolink Cross County Extension Proj.) Series 2010 A, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	9,350	9,350
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	12,500	12,500
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 0.35%, LOC Freddie Mac, VRDN (c)(f)	13,900	13,900
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 0.34%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Kansas City Indl. Dev. Auth. Student Hsg. Facilities Rev. (Oak Street West Proj.) Series 2006, 0.29%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Lutheran High School Assoc. Proj.) Series 2002, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,140	3,140
Missouri Health & Edl. Facilities Auth. Health Facilities Rev.:
(Cox Health Sys. Proj.) Series 2008 C, 0.36%, LOC Bank of America NA, VRDN (c)	28,000	28,000
(SSM Health Care Sys. Proj.) Series 2005 A1, 0.29%, LOC Bank of America NA, VRDN (c)	4,900	4,900
Bonds (Cox Health Proj.) Series B:
0.3% tender 12/3/10, LOC Bank of Nova Scotia New York Branch, CP mode	13,000	13,000
0.32% tender 1/6/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
0.33% tender 2/3/11, LOC Bank of Nova Scotia New York Branch, CP mode	15,000	15,000
Participating VRDN Series Putters 2587, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,955	7,955
Missouri Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Proj.) Series 2003 C2, 0.37%, tender 3/2/11 (c)	25,000	24,989
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	$ 37,500	$ 37,500
Series 2008 A2, 0.35%, LOC Bank of America NA, VRDN (c)(f)	136,300	136,300
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN Series Putters 1514, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,390	3,390
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.) Series 2003 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	28,300	28,300
Springfield Pub. Util. Rev. Participating VRDN Series Solar 06 156, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,330	30,330
		396,854
Montana - 0.0%
Montana Board of Hsg.:
Participating VRDN Series Clipper 2006 2, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	9,015	9,015
Bonds Series Merlots 02 A19, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)(h)	400	400
		9,415
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	53,400	53,400
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.42%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Lincoln Elec. Sys. Rev. Series 2005:
0.3% 12/9/10, CP	3,150	3,150
0.3% 12/10/10, CP	2,850	2,850
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Putters 1352, 0.4% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	3,735	3,735
Series 2003 B, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,900	6,900
Series 2003 E, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	5,745	5,745
Series 2004 B, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	3,385	3,385
Series 2004 G, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	6,330	6,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2006 G, 0.27% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(f)	$ 8,450	$ 8,450
Nebraska Pub. Pwr. District Rev. Series A, 0.32% 3/16/11, CP	15,000	15,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,700	19,700
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.29% 3/7/11, CP	15,000	15,000
0.29% 3/17/11, CP	15,000	15,000
0.32% 12/23/10, CP	5,000	5,000
0.35% 12/6/10, CP	14,000	14,000
0.35% 12/7/10, CP	14,000	14,000
		200,645
Nevada - 2.8%
Clark County Arpt. Rev.:
Series 2008 C1, 0.32%, LOC Bayerische Landesbank, VRDN (c)(f)	101,750	101,750
Series 2008 C2, 0.34%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	71,550	71,550
Series 2008 C3, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	64,750	64,750
Series 2008 D1, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)	15,800	15,800
Series 2008 D2, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)	89,105	89,105
Series 2008 D3, 0.32%, LOC Bayerische Landesbank, VRDN (c)	15,000	15,000
Clark County Fuel Tax:
Participating VRDN Series Putters 3158, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	32,110	32,110
Series 2008 A, 0.34% 2/10/11, LOC BNP Paribas SA, CP	2,400	2,400
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.):
Series 2003 A, 0.4%, LOC Bank of America NA, VRDN (c)(f)	45,100	45,100
Series 2009 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	2,000	2,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.28%, LOC Union Bank of California, VRDN (c)	20,000	20,000
Clark County School District Participating VRDN Series BA 08 1153, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	32,600	32,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Wtr. Reclamation District Participating VRDN Series Putters 3355, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 7,500	$ 7,500
Las Vegas New Convention & Visitors Auth. Rev. Series 2006 A, 0.38% 12/8/10, LOC Bank of Nova Scotia New York Branch, LOC Fortis Banque SA, CP	13,000	13,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	14,000	14,000
Nevada Dept. of Bus. & Industry:
(LVE Energy Partners LLC Proj.) 0.38%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	29,700	29,700
(Republic Svcs., Inc. Proj.) 0.42%, LOC Bank of America NA, VRDN (c)(f)	2,000	2,000
Nevada Hsg. Division (Horizon Apt. Hsg. Proj.) Series 2000 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	7,410	7,410
North Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 89, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	30,455	30,455
Reno Cap. Impt. Rev. Series 2005 A, 0.28%, LOC Bank of America NA, VRDN (c)	13,400	13,400
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 2006 B, 0.29% 12/17/10, LOC Lloyds TSB Bank PLC, CP	26,000	26,000
		635,630
New Hampshire - 0.8%
Manchester Arpt. Rev. Series 2008, 0.38%, LOC RBS Citizens NA, VRDN (c)(f)	15,935	15,935
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 0.61%, LOC Bank of America NA, VRDN (c)(f)	3,900	3,900
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.85% tender 12/1/10, CP mode (f)	26,500	26,500
Series 1990 B, 0.9% tender 12/3/10, CP mode	20,000	20,000
Series A1, 0.9% tender 12/6/10, CP mode (f)	20,000	20,000
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	13,800	13,800
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 0.45%, LOC HSBC Bank USA, NA, VRDN (c)(f)	1,850	1,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologics, Inc. Proj.):
Series 1998, 0.42%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 20,000	$ 20,000
Series 2005, 0.42%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	19,500	19,500
New Hampshire Health & Ed. Facilities Auth. Rev. (Frisbie Memorial Hosp. Proj.) Series 2006, 0.29%, LOC TD Banknorth, NA, VRDN (c)	11,500	11,500
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	16,400	16,400
		189,385
New Jersey - 0.8%
Burlington County Gen. Oblig. BAN 1.5% 9/8/11	21,972	22,159
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2008 V4, 0.3%, LOC Bank of America NA, VRDN (c)	3,500	3,500
New Jersey Gen. Oblig. Bonds Series Putters 3810, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.) (c)(g)(h)	100,000	100,000
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Hsg. Rev. Series 2008-3, 0.4%, LOC Dexia Cr. Local de France, VRDN (c)(f)	40,900	40,900
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev.:
Series 2008 B, 0.32%, LOC Bank of America NA, VRDN (c)	5,700	5,700
Series 2008 F, 0.33%, LOC Bank of America NA, VRDN (c)(f)	7,600	7,600
South Jersey Trans. Auth. Trans. Sys. Rev. Series 2009 A3, 0.32%, LOC Bank of America NA, VRDN (c)	4,400	4,400
		184,259
New Jersey/Pennsylvania - 0.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (c)	8,665	8,665
New Mexico - 1.4%
New Mexico Edl. Assistance Foundation:
Series 2003 A2, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	1,700	1,700
Series 2004 A1, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	1,450	1,450
Series 2004 A2, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	10,000	10,000
Series 2004 A3, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	26,500	26,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Edl. Assistance Foundation: - continued
Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	$ 88,745	$ 88,745
Series 2008 A2, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	21,000	21,000
Series 2008 A3, 0.31%, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	25,645	25,645
Series 2009 A, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	3,500	3,500
New Mexico Hosp. Equip. Ln. Council Rev. Participating VRDN Series ROC II R 11788, 0.31% (Liquidity Facility Citibank NA) (c)(g)	4,550	4,550
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	111,200	111,200
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Solar 2007 19, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	4,495	4,495
Univ. of New Mexico Univ. Revs. Participating VRDN Series Putters 2533, 0.35% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,990	9,990
		308,775
New York - 4.6%
Great Neck Union Free School District TAN 1.25% 6/23/11	9,900	9,950
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3196, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,425	8,425
Series ROC II R 11307, 0.3% (Liquidity Facility Citibank NA) (c)(g)	22,610	22,610
Series 2008 J11, 0.28% (Liquidity Facility KBC Bank NV), VRDN (c)	45,700	45,700
Series 2008 J7, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)	19,550	19,550
New York City Hsg. Dev. Corp. Multi-family Hsg. Mtg. Rev. (Villa Avenue Apts. Proj.) Series 2006 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	5,990	5,990
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(East 165th Street Proj.) Series A, 0.35%, LOC Citibank NA, VRDN (c)(f)	7,665	7,665
(Morris Ave. Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	14,700	14,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Related-Upper East Proj.) Series A, 0.36%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	$ 10,000	$ 10,000
(State Renaissance Court Proj.) Series A, 0.32%, LOC Freddie Mac, VRDN (c)(f)	8,700	8,700
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(255 West 9th Street Proj.) Series 2001 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	58,235	58,235
(One Columbus Place Dev. Proj.) Series A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	32,915	32,915
(Rivereast Apts. Proj.) Series A, 0.32%, LOC Freddie Mac, VRDN (c)(f)	4,150	4,150
(West End Towers Proj.) Series 2004 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Westport Dev. Proj.) Series 2004 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	61,000	61,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
EGL 09 46A, 0.3% (Liquidity Facility Citibank NA) (c)(g)	13,430	13,430
ROC II R 11678, 0.3% (Liquidity Facility Citibank NA) (c)(g)	10,000	10,000
Series ROC II R 10381, 0.3% (Liquidity Facility Citibank NA) (c)(g)	4,070	4,070
Series ROC II R 11249, 0.3% (Liquidity Facility Citibank NA) (c)(g)	10,130	10,130
Series ROC II R 11264, 0.3% (Liquidity Facility Citibank NA) (c)(g)	12,010	12,010
Series ROC II R 12262, 0.3% (Liquidity Facility Citibank NA) (c)(g)	24,000	24,000
Series 2008 B3, 0.29% (Liquidity Facility Bank of America NA), VRDN (c)	8,890	8,890
Series 2008 BB2, 0.34% (Liquidity Facility Bank of America NA), VRDN (c)	7,100	7,100
New York Dorm. Auth. Revs. Participating VRDN:
Series EGL 07 0066, 0.3% (Liquidity Facility Citibank NA) (c)(g)	31,025	31,025
Series ROC II R 11535, 0.3% (Liquidity Facility Citibank NA) (c)(g)	2,950	2,950
New York Hsg. Fin. Agcy. Rev.:
(101 West End Hsg. Proj.) Series 1998 A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(150 East 44th Street Hsg. Proj.) Series 2001 A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	$ 2,400	$ 2,400
(1500 Lexington Avenue Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	18,125	18,125
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	20,000	20,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	13,300	13,300
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	4,000	4,000
Series 2002 A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	14,700	14,700
(42nd & 10 Hsg. Proj.) Series 2010 A, 0.34%, LOC Landesbank Baden-Wuert, VRDN (c)	22,600	22,600
(455 West 37th Street Hsg. Proj.) Series A, 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	45,000	45,000
(505 West 37th Street Proj.) Series 2008 A, 0.36%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,700	10,700
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	105,400	105,400
(66 West 38th Street Hsg. Proj.) Series A, 0.28%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(900 Eighth Avenue Hsg. Proj.) Series 2002 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	18,900	18,900
(Avalon Chrystie Place I Hsg. Proj.) Series 2004 B, 0.32%, LOC Freddie Mac, VRDN (c)(f)	4,100	4,100
(Chelsea Apts. Proj.) Series A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	29,330	29,330
(Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, 0.27%, LOC Fannie Mae, VRDN (c)(f)	11,000	11,000
(Related-42nd & 10th Street Proj.) Series 2007 A, 0.41%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,300	5,300
(Reverend Polite Ave. Apt. Hsg. Proj.) Series 2005 A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	7,435	7,435
(Sea Park West Hsg. Proj.) Series 2004 A, 0.32%, LOC Freddie Mac, VRDN (c)(f)	13,600	13,600
(South Cove Plaza Proj.) Series A, 0.29%, LOC Freddie Mac, VRDN (c)(f)	12,700	12,700
(West 20th Street Proj.) Series A:
0.32%, LOC Fannie Mae, VRDN (c)(f)	24,475	24,475
0.32%, LOC Fannie Mae, VRDN (c)(f)	41,500	41,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(West 23rd Street Hsg. Proj.) Series 2001 A, 0.29%, LOC Fannie Mae, VRDN (c)(f)	$ 22,800	$ 22,800
New York Metropolitan Trans. Auth. Rev.:
Series A, 0.3% 12/1/10, LOC ABN-AMRO Bank NV, CP	45,800	45,800
Series C, 0.35% 12/8/10, LOC ABN-AMRO Bank NV, CP	14,900	14,900
New York Pwr. Auth. Series 1:
0.3% 12/10/10, CP	4,390	4,390
0.33% 12/15/10, CP	7,253	7,253
Riverhead Central School District TAN 1.5% 6/30/11	20,000	20,126
Triborough Bridge & Tunnel Auth. Revs. Series 2005 A, 0.31% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	4,900	4,900
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.34%, LOC JPMorgan Chase Bank, VRDN (c)	5,850	5,850
		1,017,779
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 0.35% (Liquidity Facility Citibank NA) (c)(f)(g)	151,450	151,450
Non State Specific - 0.1%
Missouri, Indiana and Texas Hsg. Authorities Participating VRDN Series Clipper 05 14, 0.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	11,718	11,718
North Carolina - 2.3%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.41%, LOC Bank of America NA, VRDN (c)	13,900	13,900
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 G, 0.33%, LOC Bank of America NA, VRDN (c)	47,000	47,000
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 0.39%, VRDN (c)(f)	4,000	4,000
Greensboro Combined Enterprise Sys. Rev. Series 2009 B, 0.41% (Liquidity Facility Bank of America NA), VRDN (c)	10,000	10,000
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 0.46%, LOC Bank of America NA, VRDN (c)(f)	5,930	5,930
North Carolina Cap. Facilities Fin. Agcy. Rev.:
(Elon Univ. Proj.):
Series 2006, 0.41%, LOC Bank of America NA, VRDN (c)	4,975	4,975
Series 2010, 0.41%, LOC Bank of America NA, VRDN (c)	19,935	19,935
Participating VRDN:
Series GS 08 9TP, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(g)	14,620	14,620
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev.: - continued
Participating VRDN:
Series ROC II R 11850, 0.3% (Liquidity Facility Citibank NA) (c)(g)	$ 12,600	$ 12,600
Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (c)(f)	20,000	20,000
North Carolina Gen. Oblig. Bonds Series 2004 A, 5% 3/1/11	4,000	4,046
North Carolina Hsg. Fin. Agcy. Home Ownership Rev.:
Participating VRDN Series Clipper 05 8, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	11,910	11,910
Participating VRDN Series Merlots 06 B12, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	31,275	31,275
Series 15 C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	3,945	3,945
Series 16C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	15,980	15,980
Series 17 C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	20,000	20,000
Series 18 C, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	19,620	19,620
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series BA 08 1073, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	9,760	9,760
North Carolina Med. Care Cmnty. Health Participating VRDN Series BA 08 3509, 0.32% (Liquidity Facility Bank of America NA) (c)(g)	4,000	4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Friends Homes, Inc. Proj.) Series 2003, 0.41%, LOC Bank of America NA, VRDN (c)	12,500	12,500
(Univ. Health Systems of Eastern Carolina Proj.) Series 2008 A2, 0.41%, LOC Bank of America NA, VRDN (c)	17,715	17,715
(Wake Forest Univ. Proj.):
Series 2008 C, 0.41%, LOC Bank of America NA, VRDN (c)	9,760	9,760
Series 2008 D, 0.33%, LOC Bank of America NA, VRDN (c)	2,590	2,590
Participating VRDN Series ROC II R 11808, 0.3% (Liquidity Facility Citibank NA) (c)(g)	9,365	9,365
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2008 2A1, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	33,700	33,700
Series 2008 3A2, 0.41%, LOC Bank of America NA, VRDN (c)(f)	45,200	45,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina State Ed. Assistance Auth. Student Ln. Rev.: - continued
Series 2008 A2, 0.31%, LOC Royal Bank of Canada, VRDN (c)(f)	$ 17,855	$ 17,855
Series 2008-5, 0.36%, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,700	15,700
Person County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.33%, LOC Cr. Industriel et Commercial, VRDN (c)	16,625	16,625
Piedmont Triad Arpt. Auth.:
Series 2008 A, 0.41%, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Series 2008 B, 0.46%, LOC Branch Banking & Trust Co., VRDN (c)(f)	5,500	5,500
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	30,855	30,855
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 0.47%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,300	3,300
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.3% (Liquidity Facility Citibank NA) (c)(g)	21,000	21,000
		518,661
North Dakota - 0.5%
Cass County Solid Waste Disp. Rev. (Tharaldson Ethanol Plant I, LLC Proj.) Series 2007, 0.35%, LOC Bank of America NA, VRDN (c)(f)	58,000	58,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 0.4%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	2,745	2,745
North Dakota Hsg. Fin. Agcy. Rev. (Home Mtg. Fin. Prog.):
Series 2004 C, 0.29% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	16,130	16,130
Series 2005 A, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	19,600	19,600
Series 2008 A, 0.3% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	13,700	13,700
		110,175
Ohio - 2.5%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.34%, LOC JPMorgan Chase Bank, VRDN (c)	1,600	1,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cuyahoga County Cultural Facilities Rev. (Maltz Museum of Jewish Heritage Proj.) 0.31%, LOC Bank of New York, New York, VRDN (c)	$ 6,300	$ 6,300
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	23,500	23,500
(Childrens Hosp. Med. Ctr. Proj.) Series 1997 A, 0.3%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	5,815	5,815
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.29%, LOC Bank of New York, New York, VRDN (c)	28,000	28,000
Independence Gen. Oblig. BAN Series 2010, 1.875% 4/26/11	4,200	4,200
Lancaster Port Auth. Gas Rev. 0.3% (Liquidity Facility Royal Bank of Canada), VRDN (c)	72,320	72,320
Ohio Higher Edl. Facility Commission Rev. Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.36% tender 6/15/11, CP mode	7,200	7,200
Series 2008 B6, 0.36% tender 6/15/11, CP mode	8,600	8,600
(Cleveland Clinic Proj.):
Series 2008 B5:
0.34% tender 3/29/11, CP mode	10,000	10,000
0.42% tender 3/1/11, CP mode	18,650	18,650
Series 2008 B6, 0.34% tender 3/29/11, CP mode	8,800	8,800
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3558, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	12,800	12,800
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.29% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	26,500	26,500
Series B, 0.28% (Liquidity Facility Citibank NA), VRDN (c)(f)	29,750	29,750
Participating VRDN Series Putters 1334, 0.45% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	1,630	1,630
Series 2007 E, 0.3% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	90,600	90,600
Series H, 0.3% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	26,630	26,630
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Club at Spring Valley Apts. Proj.) Series 1996 A, 0.59%, LOC RBS Citizens NA, VRDN (c)(f)	3,800	3,800
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.29% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(f)	9,400	9,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.: - continued
Series 2006 I, 0.28% (Liquidity Facility Citibank NA), VRDN (c)(f)	$ 15,875	$ 15,875
Series 2006 J, 0.28% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	58,800	58,800
Series 2007 J, 0.35% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	31,000	31,000
Ohio Major New State Infrastructure Rev. Bonds Series 2010-1, 2% 6/15/11	9,650	9,731
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.34%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Portage County Hosp. Rev. (Robinson Memorial Hosp. Proj.) Series 2008, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)	21,700	21,700
Westlake Health Facilities Rev. (Lutheran Home Proj.) Series 2005, 0.47%, LOC RBS Citizens NA, VRDN (c)	7,900	7,900
		549,201
Oklahoma - 0.7%
Oklahoma City Indl. and Cultural Facilities Trust Edl. Facility Rev. (Oklahoma City Univ. Proj.) Series 2006, 0.35%, LOC Bank of America NA, VRDN (c)	7,270	7,270
Oklahoma Dev. Fin. Auth. Rev.:
(ConocoPhillips Co. Proj.):
Series 2002 B, 0.33%, VRDN (c)(f)	2,500	2,500
Series 2002, 0.33%, VRDN (c)(f)	10,000	10,000
0.33%, VRDN (c)(f)	5,000	5,000
(Shawnee Fdg. LP Proj.) Series 1996, 0.33%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series Clipper 04 3, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	19,485	19,485
Oklahoma Student Ln. Auth. Rev. Series 2008 A1, 0.35%, LOC Bank of America NA, VRDN (c)(f)	106,905	106,905
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 0.3%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	3,120	3,120
Univ. Hospitals Trust Rev. Series 2005 A, 0.35%, LOC Bank of America NA, VRDN (c)	5,250	5,250
		164,230
Oregon - 0.4%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.32% tender 2/8/11, CP mode	12,500	12,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.): - continued
Series 2003 D:
0.35% tender 12/7/10, CP mode	$ 8,000	$ 8,000
Series 2003 E:
0.31% tender 12/7/10, CP mode	8,000	8,000
0.32% tender 2/9/11, CP mode	6,000	6,000
Series F, 0.32% tender 2/4/11, CP mode	10,000	10,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 0.38%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,165	2,165
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 0.33%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) Series 2004, 0.61%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 0.42%, LOC Bank of America NA, VRDN (c)(f)	6,115	6,115
Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.37%, LOC Freddie Mac, VRDN (c)(f)	15,000	15,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.32%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,000	6,000
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.) (c)(g)(h)	14,865	14,865
		92,045
Pennsylvania - 3.9%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.):
Series 2005 A, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	9,730	9,730
Series 2005 B, 0.28%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	8,170	8,170
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 0.46%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	90,550	90,550
Series 1998 A2, 0.46%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	22,105	22,105
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (c)	23,225	23,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Clarion County Indl. Dev. Auth. Energy Dev. Rev. (Piney Creek Proj.) Series 1990, 0.31%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	$ 6,170	$ 6,170
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.3%, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.33%, LOC Citizens Bank of Pennsylvania, VRDN (c)	20,800	20,800
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3462, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,245	11,245
Series Putters 3490Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.4%, LOC Citizens Bank of Pennsylvania, VRDN (c)	12,995	12,995
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 B, 0.32%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 0.31%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	21,200	21,200
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1996 D5, 0.34%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,100	1,100
Series 1997 B1, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	500	500
Series 1997 B4, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Series 1997 B9, 0.45%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	100	100
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) 0.33%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,700	2,700
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.) Series 2009 A, 0.35% (Sunoco, Inc. Guaranteed), LOC JPMorgan Chase Bank, VRDN (c)	17,900	17,900
Pennsylvania Gen. Oblig.:
Participating VRDN:
Series Putters 3350, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,045	7,045
Series Putters 3352Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	3,775	3,775
TAN First Series 2010-2011, 2.5% 6/30/11	120,000	121,511
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(California Univ. of Pennsylvania Student Hsg. Proj.) Series 2006 A1, 0.35%, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 24,095	$ 24,095
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.32%, LOC Bank of America NA, VRDN (c)	15,000	15,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2002 74A, 0.41% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2002 75A, 0.41% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	21,900	21,900
Series 2003 77B, 0.39% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	18,975	18,975
Series 2003 77C, 0.39% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	4,105	4,105
Series 2003 79B, 0.41% (Liquidity Facility BNP Paribas SA), VRDN (c)(f)	20,900	20,900
Series 2004 81B, 0.39% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,975	8,975
Series 2004 81C, 0.39% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	54,600	54,600
Series 2004 85C, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,145	13,145
Series 2006 92B, 0.39% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	19,500	19,500
Series 2006 93B, 0.4% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	31,225	31,225
Series 2006 94B, 0.32% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	13,850	13,850
Pennsylvania Pub. School Bldg. Auth. School Rev. (Harrisburg School District Proj.) Series 2009 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	42,710	42,710
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 B5, 0.33%, LOC Bank of America NA, VRDN (c)	12,800	12,800
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.32%, LOC Bank of America NA, VRDN (c)	3,200	3,200
Philadelphia School District:
Series 2008 B1, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	32,800	32,800
Series 2008 B2, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	27,700	27,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia State Pub. School Participating VRDN Series Solar 06 161, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 26,575	$ 26,575
Philadelphia Wtr. & Wastewtr. Rev. Series 2005 B, 0.32%, LOC Bank of America NA, VRDN (c)	15,725	15,725
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN Series 2010, 2% 5/31/11	18,300	18,438
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.28%, LOC Wells Fargo Bank NA, VRDN (c)	4,785	4,785
		860,719
Rhode Island - 0.2%
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 0.56%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2008 B1, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	10,000	10,000
Series 2008 B2, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	20,000	20,000
Series 2008 B3, 0.28%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,700	15,700
		50,700
South Carolina - 2.1%
Anderson County School District #5 Participating VRDN Series BA 08 1181, 0.35% (Liquidity Facility Bank of America NA) (c)(g)	14,650	14,650
Charleston Wtrwks. & Swr. Rev. Series A, 0.35% (Liquidity Facility Bank of America NA), VRDN (c)	13,000	13,000
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.37%, VRDN (c)(f)	8,100	8,100
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	9,470	9,470
Greenville County School District Bonds:
Series 2010 C, 1% 6/1/11	12,000	12,040
Series 2010 D, 1% 6/1/11	34,655	34,771
Greenville Hosp. Sys. Facilities Rev. Series 2008 E, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	41,500	41,500
Greenwood School District #50 Gen. Oblig. Bonds Series 2010 B, 1% 4/1/11	6,435	6,449
Lexington County School District #1 Bonds Series 2010 B, 1% 3/1/11	9,145	9,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Richland County School District #2 Gen. Oblig. Bonds Series 2010 B, 3% 5/1/11	$ 4,000	$ 4,043
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2010 C, 2% 3/1/11	53,800	54,027
Series 2010 D, 2% 3/1/11	6,270	6,296
South Carolina Gen. Oblig. Participating VRDN Series ROC II R 692W, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,170	2,170
South Carolina Jobs-Econ. Dev. Auth.:
(AnMed Health Proj.) Series 2009 D, 0.29%, LOC Branch Banking & Trust Co., VRDN (c)	3,355	3,355
(Palmetto Health Proj.):
Series 2008 A, 0.37%, LOC Bank of America NA, VRDN (c)	13,000	13,000
Series 2008 B, 0.37%, LOC Bank of America NA, VRDN (c)	32,210	32,210
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 0.47%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	800	800
(Bon Secours Health Sys. Proj.) Series 2008 D, 0.29%, LOC Citibank NA, VRDN (c)	4,300	4,300
(Carolina Piedmont Foundation Proj.) 0.41%, LOC Bank of America NA, VRDN (c)	5,410	5,410
(Giant Cement Holding, Inc. Proj.) 0.37%, LOC Citibank NA, VRDN (c)(f)	2,000	2,000
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 0.34%, LOC Wells Fargo Bank NA, VRDN (c)(f)	15,000	15,000
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev. (South Carolina Generating Co., Inc. Proj.) Series 2008, 0.36%, LOC Branch Banking & Trust Co., VRDN (c)(f)	15,400	15,400
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN:
Series BC 10 50B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(g)	4,000	4,000
Series ROC II R 11426, 0.31% (Liquidity Facility Citibank NA) (c)(g)	33,000	33,000
Series ROC II R 11528, 0.31% (Liquidity Facility Citibank NA) (c)(g)	17,820	17,820
Series 2010 A:
0.31% 3/9/11, CP	25,000	25,000
0.31% 3/10/11, CP	12,730	12,730
Series 2010 B:
0.31% 3/8/11, CP	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2010 B:
0.32% 3/16/11, CP	$ 2,447	$ 2,447
South Carolina Trans. Infrastructure Bank Rev. Series 2003 B1, 0.35%, LOC Bank of America NA, VRDN (c)	27,490	27,490
Sumter County School District #2 Bonds Series A, 3% 4/1/11	3,025	3,051
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.8% tender 1/5/11, CP mode	22,400	22,400
		473,089
South Dakota - 0.5%
South Dakota Conservancy District Rev. BAN Series 2010, 1.75% 9/30/11	54,330	54,960
South Dakota Hsg. Dev. Auth.:
(Harmony Heights Proj.) Series 2001, 0.35%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Homeownership Mtg. Prog.) Series 2006 C, 0.28% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	8,500	8,500
(Homeownership Mtg. Proj.):
Series 2003 F, 0.33% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	10,000	10,000
Series 2008 F, 0.28% (Liquidity Facility Fed. Home Ln. Bank Chicago), VRDN (c)(f)	3,500	3,500
Series 2007 I, 0.28% (Liquidity Facility Fed. Home Ln. Bank-Des Moines), VRDN (c)(f)	20,800	20,800
		104,260
Tennessee - 1.4%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	4,200	4,200
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Southern Adventist Univ. Proj.) 0.5%, LOC Bank of America NA, VRDN (c)	1,820	1,820
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 0.61%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2005, 0.3%, LOC Bank of America NA, VRDN (c)	1,000	1,000
Jackson Energy Auth. Wastewtr. Sys. Rev. Series 2009, 0.37%, LOC Bank of America NA, VRDN (c)	10,425	10,425
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 0.42%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.32%, LOC Landesbank Baden-Wuert, VRDN (c)	$ 4,300	$ 4,300
Series 2008 B, 0.33%, LOC Landesbank Baden-Wuert, VRDN (c)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 0.42%, VRDN (c)(f)	11,600	11,600
Loudon Indl. Dev. Board Solid Waste Disp. Rev. (Tate & Lyle Ingredients Americas, Inc. Proj.) Series 2006, 0.34%, LOC Rabobank Nederland, VRDN (c)(f)	42,100	42,100
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 0.31%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	10,000	10,000
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.37%, LOC Bank of America NA, VRDN (c)	24,825	24,825
Series 2002, 0.3%, LOC Bank of America NA, VRDN (c)	3,875	3,875
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Putters 2631, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	67,475	67,475
Sevier County Pub. Bldg. Auth. Rev. Series V-A-1, 0.38%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,100	13,100
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
Bonds (Baptist Memorial Health Care Proj.) Series 2004 A, 2.5% 9/1/11	7,830	7,947
(Trezevant Manor Proj.):
Series 2007 B, 0.3%, LOC Bank of America NA, VRDN (c)	4,400	4,400
Series A, 0.3%, LOC Bank of America NA, VRDN (c)	36,125	36,125
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 0.42% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(g)	16,220	16,220
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 0.33%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		310,912
Texas - 10.9%
Austin Hotel Occupancy Tax Rev. Series 2008 B, 0.36%, LOC Dexia Cr. Local de France, VRDN (c)	14,060	14,060
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Util. Sys. Rev. Series A:
0.31% 12/15/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	$ 85,000	$ 85,000
0.32% 12/17/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	30,576	30,576
0.35% 12/1/10, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	16,510	16,510
Bexar County Gen. Oblig. Participating VRDN Series ROC II R 11791PB, 0.33% (Liquidity Facility Deutsche Postbank AG) (c)(g)	18,965	18,965
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 0.43%, LOC HSBC Bank USA, NA, VRDN (c)(f)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Solar 06 68, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	20,000	20,000
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 0.4%, LOC Bank of America NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 0.56%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Calhoun County Navigation Indl. Dev. Auth. Port Rev. (Formosa Plastics Corp. Proj.) Series 1994, 0.3%, LOC Bank of America NA, VRDN (c)(f)	29,300	29,300
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 0.4%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
0.4%, LOC Bank of America NA, VRDN (c)(f)	25,000	25,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.):
Series 2007 A, 0.39%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	47,300	47,300
Series 2008, 0.39%, LOC Bank of America NA, VRDN (c)(f)	20,000	20,000
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Comal Independent School District Participating VRDN Series Merlots K10, 0.3% (Liquidity Facility Wells Fargo Bank NA) (c)(g)	12,840	12,840
Cypress-Fairbanks Independent School District Participating VRDN Series DB 597, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	7,445	7,445
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series WF 09 60C, 0.3% (Liquidity Facility Wells Fargo & Co.) (c)(g)	17,295	17,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.34%, LOC Fannie Mae, VRDN (c)(f)	$ 7,480	$ 7,480
Dallas North Texas Tollway Auth. Series A:
0.3% 12/6/10, LOC Bank of America NA, CP	13,000	13,000
0.3% 12/6/10, LOC Bank of America NA, CP	10,200	10,200
Dallas Wtr. & Swr. Sys. Rev. Series C:
0.32% 3/3/11, CP	14,000	14,000
0.33% 12/2/10, CP	12,000	12,000
0.33% 2/2/11, CP	8,300	8,300
0.33% 6/23/11, CP	15,500	15,500
0.34% 5/5/11, CP	23,000	23,000
Denton Independent School District Participating VRDN Series Putters 2603, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,380	7,380
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 0.29% (Liquidity Facility Societe Generale) (c)(g)	16,000	16,000
El Paso County Hosp. District Combination Tax and Rev. Participating VRDN Series Solar 06 32, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,940	19,940
Gilmer Indl. Dev. Corp. (Duoline Technologies LP Proj.) Series 2008 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	10,000	10,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1992 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,200	35,200
Series 1993 B:
0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	15,000	15,000
0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	17,000	17,000
Series 1995 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	46,700	46,700
Series 1995 B, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	26,000	26,000
Greater Texas Student Ln. Corp. Student Ln. Rev.:
Series 1998 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	24,750	24,750
Series 2000 A, 0.3%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(f)	35,000	35,000
Gulf Coast Indl. Dev. Auth. 0.42%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
Series 2004, 1.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)	$ 15,000	$ 15,000
Series 2005, 1.5% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)	16,000	16,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.37%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2008 E, 0.36%, LOC JPMorgan Chase Bank, VRDN (c)	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (YMCA of the Greater Houston Area Proj.) Series 2008 D, 0.55%, LOC Compass Bank, VRDN (c)	25,000	25,000
Harris County Gen. Oblig.:
Participating VRDN:
Series ROC II R 10360, 0.3% (Liquidity Facility Citibank NA) (c)(g)	14,345	14,345
Series ROC II R 718 PB, 0.34% (Liquidity Facility Deutsche Postbank AG) (c)(g)	8,330	8,330
Series A1, 0.31% 3/18/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
Series D:
0.31% 3/18/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,085	11,085
0.32% 3/18/11 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Baylor College of Medicine Proj.) Series 2008 A, 0.4%, LOC Compass Bank, VRDN (c)	26,500	26,500
Harris County Hosp. District Rev. Series 2010, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Lafayette Village Apts. Proj.) Series 2006, 0.32%, LOC Fannie Mae, VRDN (c)(f)	6,615	6,615
(Louetta Village Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	6,895	6,895
(Primrose Aldine Bender Apt. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,710	7,710
(Primrose at Bammel Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	8,380	8,380
(Quail Chase Apts. Proj.) Series 1999, 0.38%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.: - continued
(Wellington Park Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	$ 12,650	$ 12,650
Harris County Metropolitan Trans. Auth. Series A1:
0.3% 12/7/10 (Liquidity Facility JPMorgan Chase Bank), CP	22,500	22,500
0.3% 3/8/11 (Liquidity Facility JPMorgan Chase Bank), CP	11,800	11,800
0.36% 2/10/11 (Liquidity Facility JPMorgan Chase Bank), CP	10,000	10,000
Harris County Tex Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2010, 0.35%, LOC Bank of America NA, VRDN (c)	20,000	20,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN:
Series Putters 3709, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	6,665	6,665
Series ROC II R 11860, 0.3% (Liquidity Facility Citibank NA) (c)(g)	6,000	6,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 0.32%, LOC Citibank NA, VRDN (c)(f)	9,595	9,595
(Little Nell Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
(Mayfair Park Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	5,800	5,800
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 0.4%, LOC JPMorgan Chase Bank, VRDN (c)(f)	3,100	3,100
Houston Util. Sys. Rev.:
Participating VRDN Series Solar 06 70, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	22,220	22,220
Participating VRDN:
Series ROC II R 11133, 0.3% (Liquidity Facility Citibank NA) (c)(g)	15,155	15,155
Series ROC II R 11411, 0.3% (Liquidity Facility Citibank NA) (c)(g)	9,290	9,290
Series ROC II R 12267, 0.3% (Liquidity Facility Citibank NA) (c)(g)	16,795	16,795
Series 2004 B4, 0.27%, LOC JPMorgan Chase Bank, VRDN (c)	19,750	19,750
Series B1, 0.3% 12/9/10, LOC JPMorgan Chase Bank, CP	38,100	38,100
Series B2, 0.3% 12/17/10, LOC Wells Fargo Bank NA, San Francisco, CP	17,000	17,000
Series B3, 0.3% 1/10/11, LOC Bank of Nova Scotia New York Branch, CP	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Humble Independent School District Participating VRDN Series Solar 06 20, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	$ 13,700	$ 13,700
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.37%, VRDN (c)(f)	12,600	12,600
Lamar Consolidated Independent School District Participating VRDN Series DB 512, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,180	3,180
Leander Independent School District Participating VRDN Series BC 10 28W, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(g)	9,250	9,250
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) Series 2003, 0.42%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129, 0.29% (Liquidity Facility Societe Generale) (c)(g)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 0.46%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.32%, LOC Freddie Mac, VRDN (c)(f)	7,470	7,470
North East Texas Independent School District Participating VRDN Series DCL 08 002, 0.36% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	11,350	11,350
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 2005 C, 0.34%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2007 A, 0.34%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	54,780	54,780
Plano Independent School District Bonds Series 2003, 5% 2/15/11 (Permanent School Fund of Texas Guaranteed)	5,000	5,048
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2004, 0.39%, VRDN (c)(f)	94,790	94,790
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2002, 1.6%, VRDN (c)(f)	17,500	17,500
Riesel Indl. Dev. Corp. (Sandy Creek Energy Assoc. Proj.):
0.33%, LOC Cr. Suisse Group, VRDN (c)(f)	46,500	46,500
0.33%, LOC Cr. Suisse Group, VRDN (c)(f)	50,000	50,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Round Rock Independent School District Participating VRDN Series SGA 133, 0.3% (Liquidity Facility Societe Generale) (c)(g)	$ 12,615	$ 12,615
San Antonio Elec. & Gas Participating VRDN Series DB 602, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	8,150	8,150
San Antonio Elec. & Gas Sys. Rev.:
Bonds 5.25% 2/1/11	9,100	9,175
Participating VRDN Series Putters 3560, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	9,015	9,015
Series 2003, 0.3% (Liquidity Facility Bank of America NA), VRDN (c)	675	675
Series A, 0.31% 2/15/11, CP	17,500	17,500
San Antonio Gen. Oblig. Series A, 0.3% 12/15/10, LOC Bank of America NA, CP	7,095	7,095
San Antonio Indl. Dev. Auth. Indl. Dev. Rev.:
(LGC Bldg. & KLN Steel Proj.) Series 1998, 0.56%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
(Tindall Corp. Proj.) Series 2008 A, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,250	3,250
San Antonio Wtr. Sys. Rev.:
Participating VRDN:
Series EGL 06 5, 0.3% (Liquidity Facility Citibank NA) (c)(g)	43,500	43,500
Series SG 02 159, 0.3% (Liquidity Facility Societe Generale) (c)(g)	22,500	22,500
Series 2001 A:
0.28% 12/2/10, CP	30,000	30,000
0.3% 12/9/10, CP	29,000	29,000
0.32% 3/8/11, CP	35,733	35,733
0.32% 3/8/11, CP	30,000	30,000
Spring Independent School District Participating VRDN Series DB 603, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,790	3,790
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	94,300	94,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.):
Series 2008 C3, 0.37%, LOC Bank of America NA, VRDN (c)	11,500	11,500
Series 2008 C4, 0.37%, LOC Bank of America NA, VRDN (c)	13,450	13,450
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.: - continued
(Chisholm Trail Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	$ 5,500	$ 5,500
(Pinnacle Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	7,065	7,065
(Residences at Sunset Pointe Proj.) 0.39%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
(St. Augustine Estate Proj.) Series 2005, 0.33%, LOC Fannie Mae, VRDN (c)(f)	6,380	6,380
(Windshire Apts. Proj.) 0.32%, LOC Fannie Mae, VRDN (c)(f)	13,900	13,900
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev. Participating VRDN Series BA 1048, 0.39% (Liquidity Facility Bank of America NA) (c)(f)(g)	2,668	2,668
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series ROC II R 11215 WF, 0.34% (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,120	12,120
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.) Series 2004:
0.37%, tender 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
0.37%, tender 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
0.37%, tender 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
0.37%, tender 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
0.37%, tender 12/1/10 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Participating VRDN Series DB 448, 0.32% (Liquidity Facility Deutsche Bank AG) (c)(f)(g)	3,345	3,345
(Veterans' Hsg. Assistance Prog.):
Fund II Series 2002 A2:
0.3%, VRDN (c)(f)	6,900	6,900
0.3%, VRDN (c)(f)	8,650	8,650
Fund II Series 2005 B, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	40,505	40,505
Fund II Series 2007 A, 0.29% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	29,615	29,615
Participating VRDN:
Series EGL 06 0125, 0.3% (Liquidity Facility Citibank NA) (c)(g)	27,940	27,940
Series Putters 3478, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
Participating VRDN:
Series Putters 3479, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 11,910	$ 11,910
Series Putters 3532, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	7,840	7,840
Series ROC II R 11087, 0.35% (Liquidity Facility Citibank NA) (c)(f)(g)	15,680	15,680
Texas Pub. Fin. Auth. Series 2002 A, 0.3% 4/7/11, CP	5,200	5,200
Texas Pub. Fin. Auth. Rev.:
Bonds Series 2010 A, 2% 7/1/11 (b)	52,000	52,480
Series 2003, 0.3% 12/9/10, CP	18,520	18,520
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	4,985	4,985
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A, 0.3% 4/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	30,000	30,000
Weslaco Health Facilities Dev. Corp. Rev. (Knapp Med. Ctr. Proj.) Series 2008 A, 0.7%, LOC Compass Bank, VRDN (c)	4,680	4,680
		2,427,950
Utah - 2.4%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)	1,900	1,900
Davis County School District Bonds TAN 2% 6/30/11	15,000	15,137
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	23,000	23,000
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.3% 2/15/11 (Liquidity Facility Bank of Nova Scotia), CP	34,740	34,740
Series 1997 B2, 0.3% 12/1/10 (Liquidity Facility Bank of Nova Scotia), CP	17,200	17,200
Series 1997 B3:
0.32% 12/1/10 (Liquidity Facility JPMorgan Chase Bank), CP	33,700	33,700
0.32% 2/16/11 (Liquidity Facility JPMorgan Chase Bank), CP	19,890	19,890
Series 1998 B4:
0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
0.31% 3/15/11 (Liquidity Facility JPMorgan Chase Bank), CP	9,000	9,000
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	44,300	44,300
0.32% 4/7/11 (Liquidity Facility JPMorgan Chase Bank), CP	23,500	23,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Riverton Hosp. Rev. Participating VRDN Series Putters 1762, 0.3% (Liquidity Facility JPMorgan Chase & Co.) (c)(g)	$ 63,015	$ 63,015
Salt Lake City Sales Tax Rev. 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	7,485	7,485
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 A, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,930	6,930
Series 2002 B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,970	9,970
Series 2002 D, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,740	6,740
Series 2003 B, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	10,425	10,425
Series 2003 C, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,740	8,740
Series 2003 E, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,665	8,665
Series 2003 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,210	6,210
Series 2003 G, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,210	6,210
Series 2004 G, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	14,510	14,510
Series 2005 B, 0.32% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	11,580	11,580
Series 2005 D, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,025	16,025
Series 2005 E, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	16,655	16,655
Series 2005 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,300	5,300
Series 2005 G, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,050	13,050
Series 2005 H, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	9,100	9,100
Series 2006 A, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	6,355	6,355
Series 2006 F, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Transit Auth. Sales Tax Rev. Participating VRDN:
Series BC 10 56B, 0.31% (Liquidity Facility Barclays Bank PLC) (c)(g)	$ 5,575	$ 5,575
Series DCL 021, 0.36% (Liquidity Facility Dexia Cr. Local de France) (c)(g)	8,865	8,865
Utah Wtr. Fin. Agcy. Rev. Series B3:
0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	33,400	33,400
0.32% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	18,000	18,000
		538,857
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.37%, tender 5/4/11 (Liquidity Facility Wells Fargo Bank NA) (c)(g)(h)	16,060	16,060
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 0.56%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	9,600	9,600
		25,660
Virginia - 2.6%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	21,720	21,720
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 0.44%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,200	14,200
Cap. Beltway Fdg. Corp. Toll Rev. (I-495 Hot Lanes Proj.):
Series 2008 C, 0.28%, LOC Nat'l. Australia Bank Ltd., VRDN (c)(f)	70,000	70,000
Series 2008 D, 0.29%, LOC Bank of Nova Scotia New York Branch, VRDN (c)(f)	64,000	64,000
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2008 A, 0.3%, LOC Branch Banking & Trust Co., VRDN (c)	21,380	21,380
Fairfax County Econ. Dev. Auth. Indl. Dev. Rev. (The Lorton Arts Foundation, Inc. Proj.) Series 2010, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	13,000	13,000
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 0.35%, LOC Bank of America NA, VRDN (c)	14,500	14,500
Fairfax County Indl. Dev. Auth.:
Bonds (Inova Health Sys. Proj.) 0.42%, tender 6/28/11 (c)	18,000	18,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Indl. Dev. Auth.: - continued
Participating VRDN Series Putters 3590, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	$ 9,495	$ 9,495
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
1.35% tender 12/8/10, CP mode (f)	5,000	5,000
1.4% tender 12/14/10, CP mode (f)	13,200	13,200
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	9,000	9,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 0.33%, LOC Fannie Mae, VRDN (c)(f)	6,387	6,387
Norfolk BAN Series 2010 C, 1.5% 4/1/11	30,690	30,813
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.) Series 2010 B, 0.42%, tender 6/28/11 (c)	14,355	14,355
Norfolk Econ. Dev. Auth. Rev.:
(Bon Secours Health Sys. Proj.) Series 2008 D1, 0.29%, LOC Citibank NA, VRDN (c)	10,210	10,210
Series 1997, 0.32% 3/17/11, CP	13,800	13,800
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 1.35% tender 12/14/10, CP mode	11,200	11,200
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.):
Series 2000, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,360	5,360
Series 2001, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,000	6,000
Series 2006, 0.37%, LOC Wells Fargo Bank NA, VRDN (c)(f)	5,850	5,850
Richmond Gen. Oblig. Bonds Series 2010 C, 1.5% 7/15/11	8,315	8,376
Richmond Pub. Util. Rev. Participating VRDN Series ROC II R 11262, 0.3% (Liquidity Facility Citibank NA) (c)(g)	4,875	4,875
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 0.33%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds Series 2010 A, 2% 9/1/11	4,460	4,513
Virginia Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	11,385	11,385
Series Merlots 06 C3, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	4,190	4,190
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev.:
Participating VRDN:
Series BA 1046, 0.39% (Liquidity Facility Bank of America NA) (c)(f)(g)	$ 36,960	$ 36,960
Series BA 1047, 0.39% (Liquidity Facility Bank of America NA) (c)(f)(g)	22,080	22,080
Bonds Series Merlots B20, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)(h)	6,285	6,285
Participating VRDN:
Series Merlots 06 07, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	3,785	3,785
Series Merlots 06 B18, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	19,995	19,995
Series Merlots 06 B21, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	8,285	8,285
Series Merlots 07 C42, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	6,340	6,340
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series 2010 B1, 2% 8/1/11	7,565	7,649
Virginia Pub. School Auth. Participating VRDN Series CTE 05 38, 0.3% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(g)	17,955	17,955
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series BBT 08 48, 0.29% (Liquidity Facility Branch Banking & Trust Co.) (c)(g)	2,955	2,955
Series PT 4634, 0.3% (Liquidity Facility Deutsche Postbank AG) (c)(g)	11,935	11,935
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.33%, LOC Bank of America NA, VRDN (c)	24,000	24,000
		589,033
Washington - 4.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	8,280	8,280
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 01 B1, 0.37% (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	27,025	27,025
Energy Northwest Elec. Rev. Bonds (#3 Proj.) Series 2003 A, 5.5% 7/1/11	5,000	5,150
Everett Indl. Dev. Corp. Exempt Facilities Rev. 0.42%, VRDN (c)(f)	12,800	12,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Gen. Oblig.:
Bonds Series 2010 A, 2% 12/1/11 (b)	$ 6,660	$ 6,768
Participating VRDN Series DB 598, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	3,515	3,515
Participating VRDN Series ROC II R 11731, 0.3% (Liquidity Facility Citibank NA) (c)(g)	9,810	9,810
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 0.42%, LOC Bank of America NA, VRDN (c)(f)	11,330	11,330
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.36%, LOC Bank of America NA, VRDN (c)	19,505	19,505
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev. Bonds (BP West Coast Products LLC Proj.) 0.32% tender 2/18/11 (BP PLC Guaranteed), CP mode	4,750	4,750
Port of Seattle Gen. Oblig. Series 2002 B2, 0.37% 12/6/10, LOC Bayerische Landesbank Girozentrale, CP (f)	10,455	10,455
Port of Seattle Rev.:
Participating VRDN:
Series Putters 2020, 0.45% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	7,455	7,455
Series Putters 2553Z, 0.45% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	5,135	5,135
Series 1997, 0.35%, LOC Fortis Banque SA, VRDN (c)(f)	38,200	38,200
Series 2001 B1, 0.37% 2/11/11, LOC Bank of America NA, CP (f)	12,200	12,200
Series 2008, 0.36%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	190,715	190,715
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3781, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN:
Series MS 06 2170, 0.29% (Liquidity Facility Wells Fargo & Co.) (c)(g)	2,530	2,530
Series ROC II R 11144, 0.3% (Liquidity Facility Citibank NA) (c)(g)	11,705	11,705
Spokane County School District #81 Bonds Series 2010 A, 2% 12/1/11 (Washington Gen. Oblig. Guaranteed)	10,500	10,671
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 0.61%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev.:
(Mount Ainstar Resort Proj.) Series 2003 C, 0.35%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	17,895	17,895
(Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	7,200	7,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.:
Participating VRDN:
Series DB 599, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	$ 4,835	$ 4,835
Series DB 606, 0.3% (Liquidity Facility Deutsche Bank AG) (c)(g)	6,075	6,075
Series Solar 06 13, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	33,755	33,755
Participating VRDN:
Series Putters 3501Z, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	11,660	11,660
Series Putters 3539, 0.3% (Liquidity Facility JPMorgan Chase Bank) (c)(g)	10,000	10,000
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.37%, LOC Bank of America NA, VRDN (c)	10,500	10,500
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 B, 0.29%, LOC Bank of America NA, VRDN (c)	54,100	54,100
Participating VRDN Series Solar 07 66, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	19,735	19,735
Washington Hsg. Fin. Commission Participating VRDN Series BC 10 10W, 0.34% (Liquidity Facility Barclays Bank PLC) (c)(f)(g)	7,340	7,340
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 0.33%, LOC Fannie Mae, VRDN (c)(f)	18,755	18,755
(Ballard Landmark Inn Proj.) Series A, 0.3%, LOC Fannie Mae, VRDN (c)(f)	31,590	31,590
(Cedar Ridge Retirement Proj.) Series 2005 A, 0.31%, LOC Wells Fargo Bank NA, VRDN (c)(f)	4,550	4,550
(Crestview Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 0.31%, LOC Fannie Mae, VRDN (c)(f)	17,970	17,970
(Fairwinds Redmond Proj.) Series A, 0.31%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 0.3%, LOC Bank of America NA, VRDN (c)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	9,040	9,040
(Merrill Gardens at Renton Centre Proj.) Series A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	20,790	20,790
(Pinehurst Apts. Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Seaport Landing Retirement Proj.) Series A, 0.34%, LOC Bank of America NA, VRDN (c)(f)	$ 11,880	$ 11,880
(Silver Creek Apts. Proj.) Series A, 0.32%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(The Cambridge Apts. Proj.) Series 2009, 0.29%, LOC Fannie Mae, VRDN (c)	3,900	3,900
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 0.31%, LOC Fannie Mae, VRDN (c)(f)	15,750	15,750
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,535	7,535
(Vintage Mount Vernon Proj.) Series A, 0.33%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.29%, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	48,475	48,475
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.3%, LOC Wells Fargo Bank NA, VRDN (c)	6,470	6,470
Washington Univ. Revs. Participating VRDN Series Solar 07 94, 0.29% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(g)	16,792	16,792
		912,941
West Virginia - 1.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.8% tender 12/9/10, CP mode (f)	20,000	20,000
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.4% tender 12/14/10, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.42%, LOC Bank of America NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 A, 0.28%, LOC Deutsche Bank AG, VRDN (c)(f)	7,530	7,530
Series 1990 B, 0.28%, LOC Deutsche Bank AG, VRDN (c)(f)	16,285	16,285
Series 1990 C, 0.28%, LOC Deutsche Bank AG, VRDN (c)(f)	700	700
Series 1990 D, 0.28%, LOC Deutsche Bank AG, VRDN (c)(f)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2009 A, 0.28%, LOC Royal Bank of Scotland PLC, VRDN (c)	$ 6,050	$ 6,050
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.32%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	75,000	75,000
(Ohio Pwr. Co. - Mitchell Proj.) Series 2008 A, 0.36%, LOC Royal Bank of Scotland PLC, VRDN (c)(f)	65,000	65,000
(Ohio Pwr. Co. - Sporn Proj.) Series 2008 C, 0.3%, LOC JPMorgan Chase Bank, VRDN (c)	35,000	35,000
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Obligated Group Proj.) Series 2008 A, 0.3%, LOC Bank of America NA, VRDN (c)	1,765	1,765
		251,650
Wisconsin - 0.9%
Milwaukee Gen. Oblig. Series C2, 0.32% 1/19/11, LOC State Street Bank & Trust Co., Boston, CP	14,000	14,000
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 0.34%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,315	1,315
Wisconsin Gen. Oblig. Series 2006 A, 0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	20,000	20,000
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Aurora Health Care, Inc. Proj.) Series 1999 C, 0.28%, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Gundersen Lutheran Proj.):
Series 2009 A, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	17,000	17,000
Series 2009 B, 0.35%, LOC JPMorgan Chase Bank, VRDN (c)	13,000	13,000
Participating VRDN ROC II R 11837, 0.3% (Liquidity Facility Citibank NA) (c)(g)	7,000	7,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Series 2002 I, 0.31% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	29,600	29,600
Series 2003 B, 0.3% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	1,810	1,810
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev.:
Series 2007 A, 0.33% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	7,400	7,400
Series 2008 A, 0.29% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)	10,785	10,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Trans. Rev.:
Series 1997 A:
0.31% 4/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	$ 19,149	$ 19,149
0.32% 3/11/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	14,499	14,499
Series 2006 A:
0.3% 3/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	13,465	13,463
0.31% 4/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	7,500	7,500
		201,521
Wyoming - 0.2%
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 A, 0.37%, LOC Wells Fargo Bank NA, San Francisco, VRDN (c)(f)	5,000	5,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.32%, LOC Wells Fargo Bank NA, VRDN (c)	3,750	3,750
Wyoming Cmnty. Dev. Auth. Hsg. Rev.:
Series 2003-4, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2004-3, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	5,000	5,000
Series 2005-4, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2006-2, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	8,000	8,000
Series 2008-2, 0.35% (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (c)(f)	13,000	13,000
		47,750
Municipal Securities - continued
	Shares	Value (000s)
Other - 12.3%
Fidelity Municipal Cash Central Fund, 0.32% (d)(e)	2,757,086,134	$ 2,757,086
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $22,450,603)		22,450,603
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(96,600)
NET ASSETS - 100%		$ 22,354,003
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,450,000 or 0.3% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Provides evidence of ownership in one or more underlying municipal bonds.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $199,195,000 or 0.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds Series Merlots 01 A38, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	4/19/01	$ 3,465
Auburn Univ. Gen. Fee Rev. Bonds Series WF 08 55C, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	10/2/08	$ 23,585
DuPage County Gen. Oblig. Bonds Series Merlots 00 A9, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	7/13/09	$ 9,725
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.42%, tender 1/5/11	6/3/10	$ 24,810
Security	Acquisition Date	Cost (000s)
Montana Board of Hsg. Bonds Series Merlots 02 A19, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	7/2/09	$ 400
New Jersey Gen. Oblig. Bonds Series Putters 3810, 0.3%, tender 6/23/11 (Liquidity Facility JPMorgan Chase & Co.)	9/1/10	$ 100,000
Salem-Keizer School District #24J Bonds Series WF 09 4Z, 0.4%, tender 2/16/11 (Liquidity Facility Wells Fargo & Co.)	3/19/09 - 7/6/10	$ 14,865
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. Bonds Series WF 10 27C, 0.37%, tender 5/4/11 (Liquidity Facility Wells Fargo Bank NA)	11/4/10	$ 16,060
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Bonds Series Merlots B20, 0.45%, tender 2/16/11 (Liquidity Facility Wells Fargo Bank NA)	1/20/09	$ 6,285
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 1,612
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At November 30, 2010, the cost of investment securities for income tax purposes was $22,450,603,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011